As filed with the Securities and Exchange Commission on February 5, 2007

1933 Act File No. 33-11387

1940 Act File No. 811-4984

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. Post-Effective Amendment No. 63	☐
☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 64

(Check appropriate box or boxes.)

AMERICAN BEACON FUNDS

(Exact Name of Registrant as Specified in Charter)

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (817) 967-3509

WILLIAM F. QUINN, PRESIDENT

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering    March 30, 2007

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☒	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

AMERICAN BEACON FUNDS

CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

Cover Sheet

Contents of Registration Statement

Prospectus for the BBH ComSet Class of the American Beacon Money Market Fund

Statement of Additional Information for the BBH ComSet Class of the American Beacon Money Market Fund

Part C

Signature Page

The purpose of this filing is to register with the Securities and Exchange Commission the BBH ComSet Class of the Money Market Fund, a series of the American Beacon Funds (the “Trust”). No other series of the Trust is affected by this filing.

American Beacon
FUNDS℠

GUIDANCE | VISION | EXPERIENCE

PRIVACY POLICY

March 30, 2007 Prospectus Enclosed

BBH ComSet Class

Money Market Fund

BROWN
BROTHERS
HARRIMAN

This page is not part of the Prospectus.

Privacy Policy

The American Beacon Funds recognizes and respects the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.

We may collect nonpublic personal information about you from one or more of the following sources:

•	information we receive from you on applications or other forms;

•	information about your transactions with us or our service providers; and

•	information we receive from third parties.

We do not disclose any nonpublic personal information about our shareholders or former shareholders to anyone, except as permitted by law.

We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.

This page is not part of the Prospectus.

American Beacon Funds℠

Guidance | Vision | Experience

PROSPECTUS

March 30, 2007

BBH ComSet Class

Money Market Fund

Brown Brothers Harriman

The Securities and Exchange Commission does not guarantee that the information in this Prospectus or any other mutual fund's prospectus is accurate or complete, nor does it judge the investment merit of the Funds. To state otherwise is a criminal offense.

Table of Contents

About the Fund
Overview	2
Money Market Fund	3
The Manager	8
Valuation of Shares	9

About Your Investment
Purchase and Redemption of Shares	10
Frequent Purchases and Redemptions	13
Distributions and Taxes	13

Additional Information
Distribution of Fund Shares	14
Shareholder Servicing Fees	14
Master-Feeder Structure	15
Portfolio Holdings	15
Financial Highlights	16
Additional Information Back Cover

About the Funds

Overview

The American Beacon Money Market Fund (the “Fund”) and its BBH ComSet Class are managed by American Beacon Advisors, Inc. (the “Manager”), a wholly owned subsidiary of AMR Corporation. The Manager is the sole investment advisor to the Fund.

The Fund operates under a master-feeder structure. This means that the Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio (the “Money Market Portfolio”) of the American Beacon Master Trust (the “Master Trust”) that has a similar name and an identical investment objective. Throughout this Prospectus, statements regarding investments by the Fund refer to investments made by its corresponding portfolio. For easier reading, the term “Fund” is used throughout the Prospectus to refer to either the Fund or its portfolio, unless stated otherwise. See “Master-Feeder Structure”.

About the Fund	2	Prospectus

BBH ComSet Class of the

American Beacon

Money Market FundSM

Investment Objective

Current income, liquidity and the maintenance of a stable price of $1.00 per share.

Principal Strategies

The Fund seeks its investment objective by investing all of its investable assets in the Money Market Portfolio of the Master Trust.

The Fund invests exclusively in high quality variable or fixed rate, U.S. dollar denominated short-term money market instruments. These securities may include obligations of the U.S. Government, its agencies and instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government); corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, and bankers’ acceptances; asset-backed securities; and repurchase agreements.

The Fund will only buy securities with the following credit qualities:

•	rated in the highest short-term categories by two rating organizations, such as “A-1” by Standard & Poor’s Ratings Services and “P-1” by Moody’s Investors Service, Inc., at the time of purchase,
•	rated in the highest short-term category by one rating organization if the securities are rated only by one rating organization, or
•	unrated securities that are determined to be of equivalent quality by the Manager pursuant to guidelines approved by the Board of Trustees.

The Fund invests more than 25% of its total assets in obligations issued by financial services companies. However, for temporary defensive purposes when the Manager believes that maintaining this concentration may be inconsistent with the best interests of shareholders, the Fund may not maintain this concentration.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

Prospectus	3	About the Fund

BBH ComSet Class of the

American Beacon

Money Market FundSM — (continued)

Principal Risk Factors

•

The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.

•	Because the Fund concentrates its assets in financial services companies, factors affecting those companies could have a significant impact on the performance of the Fund.
•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
•

As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund, including securities issued by U.S. Government agencies not backed by the full faith and credit of the U.S. Government, will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.

•

The yield paid by the Fund may be affected by the Manager’s decisions regarding the Fund’s average dollar-weighted maturity. If the Manager sets the Fund’s maturity target in a manner that does not correlate with the movement of interest rate trends, the Fund’s yield could be less than other money market funds.

Your investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, Brown Brothers Harriman & Co., or any other financial or government institution.

Historical Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The BBH ComSet Class of the Fund began offering its shares on March 30, 2007. However, two other classes of shares of the Fund not offered in this Prospectus began offering their shares on September 1, 1987 and December 1, 2001, respectively. In the chart and tables below, performance results prior to December 1, 2001 are for the Institutional Class, and performance results from December 1, 2001 through December 31, 2006 are for the Cash Management Class of the Fund. Because the Institutional Class had moderately higher expenses, its performance was slightly worse than the BBH ComSet Class of the Fund would have realized for periods prior to December 1,

About the Fund	4	Prospectus

BBH ComSet Class of the

American Beacon

Money Market FundSM — (continued)

2001. Through December 31, 2003, the Cash Management Class of the Fund had slightly higher expenses than the BBH ComSet Class but has had similar expenses since that time. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future. Investors may call 1-800-658-5811 or contact your account representative to obtain the Fund’s current seven-day yield.

Total Return for the Calendar Year Ended 12/31 of each Year

Highest Quarterly Return:	1.65%
(1/1/97 through 12/31/06)	(3rd & 4th Quarter 2000)
Lowest Quarterly Return:	0.24%
(1/1/97 through 12/31/06)	(2nd Quarter 2004)

	Average Annual Total Return
	as of 12/31/06
	1 Year	5 Years	10 Years
Money Market Fund	5.05%	2.46%	3.92%

Prospectus	5	About the Fund

BBH ComSet Class of the

American Beacon

Money Market FundSM — (continued)

Fees and Expenses

This table describes the fees and estimated expenses that you may pay if you buy and hold shares of the Money Market Fund.1

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees	0.10%
Distribution (12b-1) Fees	0.00
Other Expenses	0.09

Total Annual Fund Operating Expenses	0.19%

Expense Reimbursement	0.04 [2]
Net Expenses	0.15%[3]

[1]	The expense table and the Example below reflect the expenses of both the Fund and the Money Market Portfolio of the Master Trust.

[2]

The Manager has contractually agreed to reimburse the Fund for Other Expenses through February 29, 2008 to the extent that Total Annual Fund Operating Expenses exceed 0.15%. The contractual expense reimbursement can be changed by approval of a majority of the Fund’s Board of Trustees without the approval of shareholders. In addition, the Manager may decide voluntarily to waive additional fees or reimburse the Fund for other expenses. The Manager can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements made on or after July 10, 2003 (the date this reimbursement policy was approved by the Board of Trustees). Such reimbursements to the Manager will be made only if the reimbursement (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Fund’s Total Annual Fund Operating Expenses to exceed 0.15%.

[3]	The contractual expense limitation excludes interest, taxes, brokerage commissions and extraordinary expenses.

About the Fund	6	Prospectus

BBH ComSet Class of the

American Beacon

Money Market FundSM — (continued)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Because the Manager has contractually agreed to reimburse expenses only through February 29, 2008, Net Expenses were used to calculate the cost in year one, and Total Annual Fund Operating Expenses were used to calculate costs for years two through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$15
3 Years	$53

5 Years	$94
10 Years	$215

Portfolio Holdings

A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the Fund’s Statement of Additional Information, which you may access on the Fund’s website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

Prospectus	7	About the Fund

The Manager

The Fund has retained American Beacon Advisors, Inc. to serve as its Manager. The Manager, located at 4151 Amon Carter Boulevard, Fort Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of December 31, 2006, the Manager had approximately $57.9 billion of assets under management, including approximately $28.2 billion under active management and $29.7 billion as named fiduciary or financial advisor. Approximately $25.9 billion of the Manager’s total assets under management were related to AMR Corporation.

The Manager provides or oversees all administrative, investment advisory and portfolio management services to the Fund. The Manager develops the investment program for the Fund and serves as the sole investment advisor to the Fund. As compensation for providing management services, the Fund pays the Manager an annualized advisory fee that is calculated and accrued daily, equal to 0.10% of its net assets. A discussion of the Board’s consideration and approval of the Management Agreement between the Fund and the Manager will be available in the Funds’ semi-annual report dated June 30, 2007.

The Manager also may receive up to 25% of the net annual interest income or up to 25% of loan fees in regards to securities lending activities. However, the Manager does not anticipate that the Fund will engage in securities lending at this time. The Securities and Exchange Commission (“SEC”) has granted exemptive relief that permits the Fund to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager.

The Manager has discretion to purchase and sell securities for the Fund in accordance with the Fund’s objectives, policies, and restrictions. Pursuant to an exemptive order issued by the SEC, the Manager is permitted to enter into new or modified investment advisory agreements with existing or new investment advisors without approval of the Fund’s shareholders, but subject to approval by the Boards of Trustees of the Master Trust and the Fund (the “Boards”). The Prospectus will be supplemented if additional investment advisors are retained or the contract with the Manager is terminated.

The Manager makes payments out of its own resources to BBH as compensation for administrative and shareholder services provided to the BBH ComSet Class of shares. These payments may create an incentive for BBH or its employees to recommend or sell shares of the Fund to you.

About the Fund	8	Prospectus

Valuation of Shares

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all of the Fund’s liabilities, and dividing the result by the total number of shares outstanding. Securities held by the Fund are valued in accordance with the amortized cost method, which is designed to enable the Fund to maintain a stable NAV of $1.00 per share. The Fund cannot guarantee that its NAV will always remain at $1.00 per share.

The NAV of BBH ComSet Class shares will be determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is typically determined as of 5:00 p.m. Eastern Time, on each day on which the New York Stock Exchange (“Exchange”) is open for business. On days when the financial markets in which the Fund invests close early, the NAV may be calculated as of the earlier close of those markets. In addition to the days the Exchange is closed, the Fund is not open and no NAV is calculated on Columbus Day and Veterans Day. In certain limited circumstances, the Fund, in its discretion, may designate other days as a business day on which it will accept purchases, redemptions and exchanges.

Prospectus	9	About the Fund

About Your Investment

Purchase and Redemption of Shares

Eligibility

BBH ComSet Class shares are offered through Brown Brothers Harriman & Co. (“BBH”). Investor eligibility requirements are as follows:

BBH ComSet Class shares are offered to institutional clients, including broker dealers, hedge funds, futures commission merchants, financial exchanges, financial clearing houses, and similar institutions engaged in the business of investing, trading, market making, holding, or acting as a financial intermediary, as principal or as agent, for financial and non-financial derivative contracts, securities and other financial contracts.

An initial investment of at least $10 million is currently required for the BBH ComSet Class, along with the above eligibility requirements established by BBH.

Opening an Account

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, BBH may ask for articles of incorporation, trust or partnership agreements, tax ID numbers, and other documentation. BBH is required by law to reject your new account application if the required identifying information is not provided.

Purchase Policies

Shares of the Fund are offered and purchase orders are typically accepted until 5:00 p.m. Eastern Time on each day on which the Exchange is open for business. If a purchase order is received in good order prior to the Fund’s deadline, the purchase price will be the NAV per share next determined on that day. If a purchase order is received in good order after the Fund’s deadline, the purchase price will be the NAV per share determined on the following day that the Fund is open for business. The Fund has the right to reject any purchase order or cease offering shares at any time. In addition, the Fund may, in its discretion, accept orders on days when the Exchange is closed. Shares of the Fund are not offered and orders are not accepted

About Your Investment	10	Prospectus

on Columbus Day and Veterans Day. No sales charges are assessed on the purchase or sale of Fund shares.

An eligible institution or financial intermediary may arrange payment for Fund shares on behalf of its customers. An investor’s order will be priced at the NAV next calculated after the eligible institution or financial intermediary, as agent for the Fund, receives payment. The investor will be entitled to receive dividends beginning on the day payment is received.

How to Purchase Shares

For assistance with purchasing shares, you may call 212-493-7888 or contact your account representative.

An investor who has an account with an eligible institution or a financial intermediary may place purchase orders for Fund shares through that eligible institution or financial intermediary, which holds such shares in its name on behalf of that customer pursuant to arrangements made between that customer and that eligible institution or financial intermediary.

Redemption Policies

Shares of the Fund may be redeemed on any day that the Fund is open for business. The redemption price will be the NAV next determined after a redemption request is received in good order. Shares of the Fund continue to earn daily dividends declared prior to the business day that the Fund executes the redemption request on the books of the Fund. Wire proceeds from redemption requests received by 5:00 p.m. Eastern Time (or such other time that the Fund may designate for reasons that could include an early close of the stock and/or bond markets) will generally be transmitted to shareholders on the same day. In any event, proceeds from a redemption request will be transmitted to a shareholder by no later than the next business day after the receipt of a redemption request in good order.

The Fund reserves the right to suspend redemptions or postpone the date of payment (i) when the Exchange is closed (other than for customary weekend and holiday closings); (ii) when trading on the Exchange is broadly restricted; (iii) when the SEC determines that a market emergency exists; or (iv) by order of the SEC for protection of the Fund’s shareholders.

Although the Fund intends to redeem shares in cash, the Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by its corresponding portfolio. Unpaid dividends credited to an account up to the date of redemption of all shares of the Fund generally will be paid at the time of redemption.

Prospectus	11	About Your Investment

In the event a shareholder purchases shares of the Fund through an eligible institution or financial intermediary, the Fund pays proceeds of a redemption to that eligible institution or financial intermediary on behalf of its clients on a date established by the eligible institution or financial intermediary.

How to Redeem Shares

For assistance with redeeming shares, you may call 212-493-7888 or contact your account representative.

Shareholders must redeem shares held by an eligible institution or a financial intermediary on behalf of such shareholder pursuant to arrangements made between that shareholder and that eligible institution or financial intermediary.

General Policies

The Fund has authorized BBH to receive purchase and redemption orders on behalf of the Fund and to designate other eligible institutions or financial intermediaries to receive purchase and redemption orders on behalf of the Fund. The Fund is deemed to have received such orders when they are received by BBH or its designee. Thus, an order to purchase or sell Fund shares will be priced at the Fund’s next determined NAV after receipt by BBH or its designee.

Third parties who offer Fund shares may charge transaction fees and may set different minimum investments or limitations on purchasing or redeeming shares.

About Your Investment	12	Prospectus

Frequent Purchases and Redemptions

The Fund is intended to serve as a short-term investment vehicle providing daily liquidity to shareholders. As such, the Fund’s Board of Trustees has determined not to adopt policies to deter short-term trading of Fund shares. The Manager attempts to maintain sufficient liquidity for the Fund to satisfy redemption requests. In the event of large net redemptions, due to frequent trading activity or other circumstances, the Manager may be required to sell portfolio securities before maturity, possibly causing the Fund to underperform other similar money market funds.

Distributions and Taxes

The Fund distributes most or all of its net earnings in the form of dividends from net investment income, which are declared daily and paid monthly, and distributions of realized net capital gains, if any. Dividends and distributions of realized net short-term capital gains are taxable as ordinary income; none of the Fund’s distributions are expected to be eligible for the 15% maximum federal income tax rate applicable to individual shareholders’ “qualified dividend income” or net capital gains or for the dividends-received deduction available to corporations. However, the portion of the Fund’s dividends derived from its investments in certain direct U.S. Government obligations is generally exempt from state and local income taxes. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares. Distributions declared in each month are paid to shareholders on the first business day of the following month.

This is only a summary of some of the important federal income tax considerations that may affect Fund shareholders. Shareholders should consult their tax advisors regarding specific questions as to the effect of federal, state and local income taxes on an investment in the Fund.

Prospectus	13	About Your Investment

Additional Information

Distribution of Fund Shares

The BBH ComSet Class of the Fund does not incur any direct distribution expenses. However, the Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, which authorizes the use of any fees received by the Manager in accordance with the Management and Administrative Services Agreements to be used for the sale and distribution of Fund shares. In the event the BBH ComSet Class of the Fund begins to incur distribution expenses, distribution fees may be paid out of Fund assets, possibly causing the cost of your investment to increase over time and resulting in costs higher than other types of sales charges.

Shareholder Servicing Fees

The Fund compensates BBH out of the assets of the Fund for certain recordkeeping, administrative, and other shareholder services. These payments may create an incentive for BBH or its employees to recommend or sell shares of the Fund to you. These payments are described in more detail in the Fund’s Statement of Additional Information.

In addition, BBH may pay an eligible institution or financial intermediary compensation for certain recordkeeping, administrative, and other shareholder services provided by such eligible institution or financial intermediary to those of its clients that are shareholders of the Fund. These payments may create an incentive for such eligible institution or financial intermediary to recommend or sell shares of the Fund to you.

Additional Information	14	Prospectus

Master-Feeder Structure

The Fund operates under a master-feeder structure. This means that the Fund is a “feeder” fund that invests all of its investable assets in a “master” fund with the same investment objective. The “master” fund purchases securities for investment. The master-feeder structure works as follows:

The Fund can withdraw its investment in its corresponding portfolio at any time if the Board of Trustees of the Fund determines that it is in the best interest of the Fund and its shareholders to do so. A change in the portfolio’s fundamental objective, policies and restrictions, which is not approved by the shareholders of the Fund could require the Fund to redeem its interest in the portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the portfolio. Should such a distribution occur, the Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund. If the Fund withdraws its investment in its corresponding portfolio, the Fund’s assets will be invested directly in investment securities or in another master fund, according to the investment policies and restrictions described in this Prospectus.

Prospectus	15	Additional Information

Portfolio Holdings

A complete listing of holdings for the Money Market Portfolio is made available on the Fund’s website on a monthly basis. The holdings information is generally posted to the website approximately thirty days after the end of each month and remains available for six months thereafter. To access a list of holdings, go to www.americanbeaconfunds.com and select “Fund Holdings” under the “I want info on . . . ” menu on the home page. A list of the Money Market Portfolio’s ten largest holdings is made available on the Fund’s website on a quarterly basis. The ten largest holdings are generally posted to the website approximately thirty days after the end of each calendar quarter and remain available until the next quarter. To access the ten largest holdings list, go to www.americanbeaconfunds.com, select the “Funds Info” tab and then “Money Market Fund —Portfolio Characteristics.”

Additional Information	16	Prospectus

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five fiscal years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The BBH ComSet Class of the Fund began offering shares on March 30, 2007. The financial highlights table represents the financial performance of the Cash Management Class of the Fund, which had a higher expense structure and therefore lower performance than the BBH ComSet Class would have had for the years ended December 31, 2002 and 2003. For periods after December 31, 2003, the Cash Management Class had a similar expense structure and performance to what the BBH ComSet Class would have realized in those periods. The Fund’s financial highlights were audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is found in the Fund’s Annual Report, which you may obtain upon request.

	Money Market Fund-Cash Management Class
	Year Ended December 31,
For a share outstanding throughout the period:	2006		2005		2004		2003		2002
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:
Net investment incomeA	0.05		0.03		0.01		0.01		0.02
Net realized gain on investments	—	B	—	B	—	B	—	B	—	B

Total income from investment operations	0.05		0.03		0.01		0.01		0.02

Less distributions:
Dividends from net investment income	(0.05)		(0.03)		(0.01)		(0.01)		(0.02)
Distributions from net realized gain on investments	—	B	—	B	—	B	—	B	—	B

Total distributions	(0.05)		(0.03)		(0.01)		(0.01)		(0.02)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00

Total return	5.05%		3.19%		1.30%		1.08%		1.73%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$501,905		$200,010		$434,587		$117,395		$6,641
Ratios to average net assets (annualized)A:
Expenses, net of waivers	0.15%		0.15%		0.15%		0.16%		0.19%
Expenses, before waivers	0.20%		0.23%		0.23%		0.24%		0.22%
Net investment income, net of waivers	5.04%		3.08%		1.34%		1.03%		1.73%
Net investment income, before waivers	4.99%		3.00%		1.26%		0.95%		1.70%

A	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the American Beacon Master Money Market Portfolio.
B	Amount is less than $0.01 per share.

Additional Information	17	Prospectus

— Notes —

Additional Information

Additional information about the Fund is found in the documents listed below. Request a free copy of these documents by calling 1-800-658-5811 or by contacting your account representative.

To obtain more information about the Fund, contact BBH directly at:

By Telephone:	By Mail:
Call (212) 493-7888	Brown Brothers Harriman FCM & Derivatives Banking Group 140 Broadway New York, NY 10005

By E-mail:	On the Internet:
BBHComSet@BBH.com	Visit the Fund’s website at www.americanbeaconfunds.com Visit the SEC website at www.sec.gov

The SAI and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic mail to publicinfo@sec. gov, or by writing to: SEC’s Public Reference Section, 100 F Street NE, Washington, D.C. 20549. The SAI and other information about the Fund may also be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

SEC File Number 811-4984

American Beacon Funds is a service mark of AMR Corporation. American Beacon Money Market Fund is a service mark of American Beacon Advisors, Inc.

Additional Information	Prospectus

STATEMENT OF ADDITIONAL INFORMATION

AMERICAN BEACON FUNDSSM

(formerly known as the American AAdvantage Funds)

MONEY MARKET FUND

– BBH ComSet Class –

March 30, 2007

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

This Statement of Additional Information (“SAI”) should be read in conjunction with a BBH ComSet Class prospectus dated March 30, 2007 (individually, a “Prospectus”), copies of which may be obtained without charge by calling (800) 388-3344 or by visiting www.americanbeaconfunds.com. This SAI is not a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by a current Prospectus.

The American Beacon Money Market Funds’ Annual Report to Shareholders for the fiscal year ended December 31, 2006, as audited by Ernst & Young, LLP, is supplied with the SAI, and the financial statements and accompanying notes appearing therein are incorporated by reference in this SAI.

ORGANIZATION AND HISTORY OF THE FUND

The American Beacon Money Market Fund (the “Fund”) is a separate investment portfolio of the American Beacon Funds (the “Trust”). The Trust is a no-load, open-end, diversified management investment company. The Trust was organized as a Massachusetts business trust on January 16, 1987. The Fund constitutes a separate investment portfolio with a distinct purpose and strategy and consists of multiple classes of shares designed to meet the needs of different groups of investors. This SAI relates only to the BBH ComSet Class of the Fund.

The Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio (the “Portfolio”) of the American Beacon Master Trust (the “Master Trust”), a separate investment company managed by American Beacon Advisors, Inc. (the “Manager”). The Portfolio has a similar name and an identical investment objective to the Fund.

Effective March 1, 2005, the names of the Fund, the Trust, the Master Trust, and the Manager changed. The former and current names of each are listed below.

Name Prior to March 1, 2005	Name as of March 1, 2005
American AAdvantage Money Market Fund	American Beacon Money Market Fund
American AAdvantage Funds	American Beacon Funds
AMR Investment Services Trust	American Beacon Master Trust
AMR Investment Services, Inc.	American Beacon Advisors, Inc.

NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS

The Fund may:

1. Engage in dollar rolls or purchase or sell securities on a when-issued or forward commitment basis. The purchase or sale of when-issued securities enables an investor to hedge against anticipated changes in interest rates and prices by locking in an attractive price or yield. The price of when-issued securities is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the when-issued securities takes place at a later date, normally one to two months after the date of purchase. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Dollar rolls are a type of forward commitment transaction. Purchases and sales of securities on a forward commitment basis involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. As with when-issued securities, these transactions involve certain risks, but they also enable an investor to hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When purchasing securities on a when-issued or forward commitment basis, a segregated account of liquid assets at least equal to the value of purchase commitments for such securities will be maintained until the settlement date.

2. Invest in other investment companies (including affiliated investment companies) to the extent permitted by the Investment Company Act of 1940, as amended (“1940 Act”), or exemptive relief granted by the Securities and Exchange Commission (“SEC”).

3. Loan securities to broker-dealers or other institutional investors. Securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by the Fund exceeds 33 1/3% of its total assets (including the market value of collateral received). For purposes of complying with the Fund’s investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the Fund to the extent required by law. The Manager receives compensation for administrative and oversight functions with respect to securities lending. The amount of such compensation depends on the income generated by the loan of the securities. The Fund continues to receive dividends or interest, as applicable, on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized. The Fund does not currently engage in securities lending nor does the Manager anticipate that it will do so in the near future.

4. Enter into repurchase agreements. A repurchase agreement is an agreement under which securities are acquired by the Fund from a securities dealer or bank subject to resale at an agreed upon price on a later date. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. However, the Manager attempts to minimize this risk by entering into repurchase agreements only with financial institutions that are deemed to be of good financial standing.

5. Purchase securities in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933 (“1933 Act”), and resold to qualified institutional buyers under Rule 144A under the 1933 Act (“Section 4(2) securities”). The Fund will not invest more than 10% of its net assets in Section 4(2) securities and illiquid securities unless the Manager determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the Master Trust Board of Trustees (“Master Trust Board”), that any Section 4(2) securities held by the Fund in excess of this level are at all times liquid.

INVESTMENT RESTRICTIONS

The Fund has the following fundamental investment policy that enables it to invest in its corresponding Portfolio of the Master Trust:

Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, “all of the Fund’s investable assets” means that the only investment securities that will be held by the Fund will be the Fund’s interest in the investment company.

All other fundamental and non-fundamental investment policies of the Fund and the Portfolio are identical. Therefore, although the following discusses the investment policies of the Portfolio and the Master Trust Board, it applies equally to the Fund and the Trust’s Board of Trustees (the “Board”).

In addition to the investment limitations noted in the Prospectus, the following nine restrictions have been adopted by the Portfolio and may be changed only by the majority vote of the Portfolio’s outstanding interests. “Majority of the outstanding voting securities” under the 1940 Act, and as used herein means, with respect to the Portfolio, the lesser of (a) 67% of the interests of the Portfolio present at the meeting if the holders of more than 50% of the interests are present and represented at the interest holders’ meeting or (b) more than 50% of the interests of the Portfolio. Whenever the Fund is requested to vote on a change in the investment restrictions of the Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders. The percentage of the Fund’s votes representing the Fund’s shareholders not voting will be voted by the Board in the same proportion as those Fund shareholders who do, in fact, vote.

The Portfolio of may not:

1. Purchase or sell real estate or real estate limited partnership interests, provided, however, that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein when consistent with the other policies and limitations described in the Prospectus.

2. Invest in physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other similar financial instruments).

3. Engage in the business of underwriting securities issued by others except to the extent that, in connection with the disposition of securities, the Portfolio may be deemed an underwriter under federal securities law.

4. Lend any security or make any other loan except (i) as otherwise permitted under the 1940 Act, (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff, (iii) through the purchase of a portion of an issue of debt securities in accordance with the Portfolio’s investment objective, policies and limitations, or (iv) by engaging in repurchase agreements with respect to portfolio securities.

5. Issue any senior security except as otherwise permitted (i) under the 1940 Act or (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff.

6. Borrow money, except as otherwise permitted under the 1940 Act or pursuant to a rule, order or interpretation issued by the SEC or its staff, including (i) as a temporary measure, (ii) by entering into reverse repurchase agreements, and (iii) by lending portfolio securities as collateral. For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other similar financial instruments shall not constitute borrowing.

7. Invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of the Portfolio’s total assets.

8. Invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry (except as described below) provided that: (i) this limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; and (ii) municipalities and their agencies and authorities are not deemed to be industries.

The Portfolio will invest more than 25% of its total assets in the securities of financial services companies. For this purpose, financial services companies include banks, broker-dealers, finance companies, and other issuer of asset-backed securities. Finance companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance).

The above percentage limits are based upon asset values at the time of the applicable transaction; accordingly, a subsequent change in asset values will not affect a transaction that was in compliance with the investment restrictions at the time such transaction was effected.

The following non-fundamental investment restrictions apply to the Fund and Portfolio and may be changed with respect to the Fund by a vote of a majority of the Board or, with respect to the Portfolio, by a vote of a majority of the Master Trust Board. Neither the Fund nor Portfolio may:

1. Invest more than 10% of its net assets in illiquid securities, including time deposits and repurchase agreements that mature in more than seven days; or

2. Purchase securities on margin or effect short sales (except that the Portfolio may obtain such short term credits as may be necessary for the clearance of purchases or sales of securities).

The Fund and Portfolio may invest up to 10% of their total assets in the securities of other investment companies to the extent permitted by law. In addition, pursuant to exemptive relief granted by the SEC, the Fund or the Portfolio may invest up to 25% of its total assets in the aggregate of the Municipal Money Market Portfolio and U.S. Government Money Market Portfolio of the Master Trust. The Fund or Portfolio may incur duplicate advisory or management fees when investing in another mutual fund.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Portfolio publicly discloses portfolio holdings information as follows:

1.	a complete list of holdings for the Portfolio on an annual and semi-annual basis in the reports to shareholders and in publicly available filings of Form N-CSR with the SEC within sixty days of the end of each fiscal semi-annual period;

2.	a complete list of holdings for the Portfolio as of the end of its first and third fiscal quarters in publicly available filings of Form N-Q with the SEC within sixty days of the end of the fiscal quarter;

3.	a complete list of holdings for the Portfolio as of the end of each month on the Funds’ website (www.americanbeaconfunds.com) approximately thirty days after the end of the month; and

4.	ten largest holdings for the Portfolio as of the end of each calendar quarter on the Funds’ website (www.americanbeaconfunds.com) and in sales materials approximately thirty days after the end of the calendar quarter.

Occasionally, certain interested parties – including individual investors, institutional investors, intermediaries that distribute shares of the Funds, third-party service providers, rating and ranking organizations, and others – may request portfolio holdings information that has not yet been publicly disclosed by the Portfolio. The Fund and Portfolio have adopted a Policy and Procedures for Disclosure of Portfolio Holdings Information (the “Holdings Policy”). The purpose of the Holdings Policy is to define those interested parties who are authorized to receive nonpublic portfolio holdings information on a selective basis and to set forth conditions upon which such information may be provided. The Manager has determined that selective disclosure of nonpublic holdings information for the Portfolio does not pose a significant risk of harm to Fund shareholders. Because of the nature of money market securities, interested parties could not utilize holdings information to trade in a manner harmful to the Portfolio, the Fund and their shareholders. Therefore, selective disclosure of holdings information for the Portfolio is not restricted by the Holdings Policy. However, there may be certain situations in which disclosure of Portfolio holdings would not be in the best interests of Fund shareholders. Therefore, the Manager may at its discretion place restrictions on the disclosure of holdings for the Portfolio under certain circumstances.

The Portfolio has ongoing arrangements with a variety of third party service providers that require access to Portfolio holdings to provide services necessary to the Portfolio’s and Fund’s operations (“service providers”). These service providers routinely receive complete portfolio holdings information prior to the public disclosure of such information. The Portfolio has determined that selective and complete disclosure of holdings information to the following categories of service providers fulfills a legitimate business purpose and is in the best interest of shareholders: custodian and sub-custodian banks, auditors, securities lending agents, pricing services, consultants, financial intermediaries, the distributor and Fund counsel. The service providers have a duty to keep the Portfolio’s nonpublic information confidential either through written contractual arrangements with the Portfolio, the Fund or the Manager or by the nature of their role with respect to the Portfolio and Fund.

The Portfolio has ongoing arrangements to provide periodic holdings information to certain organizations that publish ratings and/or rankings for the Fund. The Portfolio has determined that selective and complete disclosure of holdings information to rating and ranking organizations fulfills a legitimate business purpose and is in the best interest of shareholders, as it provides existing and potential shareholders with an independent basis for evaluating the Fund in comparison to other mutual funds. The Portfolio has arrangements with the following rating and ranking organizations for periodic disclosure of holdings and other related portfolio information:

Bloomberg	Morningstar
Lipper/Reuters	Standard & Poor’s Ratings Services
Moody’s Investors Service	Thomson Financial Research

The rating and ranking organizations receiving holdings information prior to disclosure on the Fund’s website have provided written assurances that they will keep the information confidential and will not trade based on the information. For those rating and ranking organizations that have not provided such assurances, the Portfolio withholds disclosure of holdings information until the day following disclosure on the Fund’s website.

TRUSTEES AND OFFICERS OF THE TRUST AND THE MASTER TRUST

The Board and the Master Trust Board provide broad supervision over the affairs of the Trust and the Master Trust (individually, a “Trust” and collectively, the “Trusts”). The Manager is responsible for the management and the administration of each Trust’s assets, and each Trust’s officers are responsible for the respective Trust’s operations. The Trustees and officers of the Trust and the Master Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee oversees twenty-seven funds in the fund complex that includes the Trust, the Master Trust, the American Beacon Mileage Funds, and the American Beacon Select Funds.

Name, Age and Address	Position, Term of Office and Length of Time Served with each Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
INTERESTED TRUSTEES

Term Lifetime of Trust until removal, resignation or retirement*

William F. Quinn** (59)	Trustee and President of Beacon Trust since 1987 and Master Trust since 1995	Chairman and CEO (2006-Present), President (1986-2006) and Director (2003-Present), American Beacon Advisors, Inc.; Chairman (1989-2003) and Director (1979-1989, 2003-Present), American Airlines Federal Credit Union; Director, Crescent Real Estate Equities, Inc. (1994-Present); Director, Pritchard, Hubble & Herr, LLC (investment advisor) (2001-2006); Director of Investment Committee, Southern Methodist University Endowment Fund (1996-Present); Member of Advisory Board, Southern Methodist University Cox School of Business (1999-2002); Member of Pension Managers Advisory Committee, New York Stock Exchange (1997-1998, 2000-2002, 2006-Present); Vice Chairman (2004-2007) and Chairman (2007-Present), Committee for the Investment of Employee Benefits; Director, United Way of Metropolitan Tarrant County (1988-2000, 2004-Present); Trustee, American Beacon Mileage Funds (1995-Present); Trustee, American Beacon Select Funds (1999-Present).

Douglas G. Herring** (49)	Trustee and Executive Vice President since 2006	President, American Beacon Advisors, Inc. (2006-Present); Vice President and Controller, American Airlines, Inc. (1998-2006); Chairman (2003-Present) and Director (1995-Present), American Airlines Federal Credit Union; Trustee, American Beacon Mileage Funds (2006-Present); Trustee, American Beacon Select Funds (2006-Present).

Name, Age and Address	Position, Term of Office and Length of Time Served with each Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
INTERESTED TRUSTEES (CONTINUED)

Alan D. Feld** (70)	Trustee since 1996	Partner, Akin, Gump, Strauss, Hauer & Feld, LLP (law firm) (1960-Present); Director, Clear Channel Communications (1984-Present); Trustee, CenterPoint Properties (1994-2006); Member, Board of Trustees, Southern Methodist University; Member, Board of Visitors, The University of Texas M.D. Anderson Cancer Center; Member, Board of Visitors, Zale Lipshy Hospital; Trustee, American Beacon Mileage Funds (1996-Present); Trustee, American Beacon Select Funds (1999-Present).

NON-INTERESTED TRUSTEES

Term Lifetime of Trust until removal, resignation or retirement*

W. Humphrey Bogart (62)	Trustee since 2004	Board Member, Baylor University Medical Center Foundation (1992-2004); Consultant, New River Canada Ltd. (mutual fund servicing company) (1998-2003); President and CEO, Allmerica Trust Company, NA (1996-1997); President and CEO, Fidelity Investments Southwest Company (1983-1995); Senior Vice President of Regional Centers, Fidelity Investments (1988-1995); Trustee, American Beacon Mileage Funds (2004-Present); Trustee, American Beacon Select Funds (2004-Present).

Brenda A. Cline (46)	Trustee since 2004	Executive Vice President, Chief Financial Officer, Treasurer and Secretary, Kimbell Art Foundation (1993-Present); Trustee, Texas Christian University (1998-Present); Trustee, W.I. Cook Foundation, Inc. (d/b/a Cook Children’s Health Foundation) (2001-2006); Director, Christian Church Foundation (1999-Present); Trustee, American Beacon Mileage Funds (2004-Present);Trustee, American Beacon Select Funds (2004-Present).

Richard A. Massman (63)	Trustee since 2004	Senior Vice President and General Counsel, Hunt Consolidated, Inc. (holding company engaged in oil and gas exploration and production, refining, real estate, farming, ranching and venture capital activities) (1994-Present); Trustee, American Beacon Mileage Funds (2004-Present);Trustee, American Beacon Select Funds (2004-Present).

Stephen D. O’Sullivan (71)	Trustee of Beacon Trust since 1987 and Master Trust since 1995	Consultant (1994-Present); Trustee, American Beacon Mileage Funds (1995-Present);Trustee, American Beacon Select Funds (1999-Present).

R. Gerald Turner (61) 225 Perkins Admin. Bldg. Southern Methodist Univ. Dallas, Texas 75275	Trustee since 2001	President, Southern Methodist University (1995-Present); Director, ChemFirst (1986-2002); Director, J.C. Penney Company, Inc. (1996-Present); Director, California Federal Preferred Capital Corp. (2001-2003); Director, Kronus Worldwide Inc. (chemical manufacturing) (2003-Present); Director, First Broadcasting Investment Partners, LLC (2003-Present); Member, United Way of Dallas Board of Directors; Member, Salvation Army of Dallas Board of Directors; Member, Methodist Hospital Advisory Board; Member, Knight Commission on Intercollegiate Athletics; Trustee, American Beacon Mileage Funds (2001-Present);Trustee, American Beacon Select Funds (2001-Present).

Kneeland Youngblood (51) 100 Crescent Court Suite 1740 Dallas, Texas 75201	Trustee since 1996 Chairman since 2005	Managing Partner, Pharos Capital Group, LLC (a private equity firm) (1998-Present); Director, Burger King Corporation (2004-Present); Director, Gap Inc. (2006-Present); Trustee, City of Dallas, Texas Employee Retirement Fund (2004-Present); Trustee, The Hockaday School (1997-2005); Director, Starwood Hotels and Resorts (2001-Present); Member, Council on Foreign Relations (1995-Present); Director, Just For the Kids (1995-2001); Director, L&B Realty Advisors (1998-2000); Trustee, Teachers Retirement System of Texas (1993-1999); Director, Starwood Financial Trust (1998-2001); Trustee, St. Mark’s School of Texas (2002-Present); Trustee, American Beacon Mileage Funds (1996-Present);Trustee, American Beacon Select Funds (1999-Present).

Name, Age and Address	Position, Term of Office and Length of Time Served with each Trust	Principal Occupation(s) During Past 5 Years and Current Directorships

OFFICERS
Term One Year

Rosemary K. Behan (48)	VP, Secretary and Chief Legal Officer since 2006	Vice President, Legal and Compliance, American Beacon Advisors, Inc. (2006-Present); Assistant General Counsel, First Command Financial Planning, Inc. (2004-2006); Enforcement Attorney (2002-2004) and Branch Chief (2000-2002), Securities and Exchange Commission.

Brian E. Brett (46)	VP since 2004	Vice President, Director of Sales and Marketing, American Beacon Advisors, Inc. (2004-Present); Regional Vice President, Neuberger Berman, LLC (investment advisor) (1996-2004).

Michael W. Fields (53)	VP of Beacon Trust since 1989 and Master and Mileage Trusts since 1995	Vice President, Fixed Income Investments, American Beacon Advisors, Inc. (1988-Present).

Rebecca L. Harris (40)	Treasurer since 1995	Vice President, Finance, American Beacon Advisors, Inc. (1995-Present).

Christina E. Sears (35)	Chief Compliance Officer since 2004 and Asst. Secretary since 1999	Chief Compliance Officer (2004-Present) and Senior Compliance Analyst (1998-2004), American Beacon Advisors, Inc.

*	The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 72, with the exception of Messrs. Quinn, Feld, Herring, and O’Sullivan.
**	Messrs. Quinn, Feld and Herring are deemed to be “interested persons” of the Beacon Trust, Mileage Trust and Master Trust, as defined by the 1940 Act. Mr. Quinn is Chairman and CEO of the Manager. Mr. Feld’s law firm of Akin, Gump, Strauss, Hauer & Feld LLP has provided legal services within the past two years to the Manager and one or more of the Trust’s sub-advisors. Mr. Herring is President of the Manager.

The Trusts have an Audit and Compliance Committee (“Audit Committee”), consisting of Ms. Cline and Mr. O’Sullivan. Mr. Youngblood, as Chairman of the Trusts, serves on the Audit Committee in an ex-officio capacity. None of the members of the committee are “interested persons” of the Trusts, as defined by the 1940 Act. As set forth in its charter, the primary duties of the Trusts’ Audit Committee are: (a) to oversee the accounting and financial reporting processes of the Trusts and the Fund and their internal controls and, as the Committee deems appropriate, to inquire into the internal controls of certain third-party service providers; (b) to oversee the quality and integrity of the Trusts’ financial statements and the independent audit thereof; (c) to approve, prior to appointment, the engagement of the Trusts’ independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trusts’ independent auditors; (d) to oversee the Trusts’ compliance with all regulatory obligations arising under applicable federal securities laws, rules and regulations and oversee management’s implementation and enforcement of the Trusts’ compliance policies and procedures (“Compliance Program”); and (e) to coordinate the Board’s oversight of the Trusts’ Chief Compliance Officer in connection with his or her implementation of the Trusts’ Compliance Program. The Audit and Compliance Committee met four times during the fiscal year ended December 31, 2006.

The Trusts have a Nominating and Governance Committee (“Nominating Committee”) that is comprised of Messrs. Feld and Turner. Mr. Youngblood, as Chairman of the Trusts, serves on the Nominating Committee in an ex-officio capacity. As set forth in its charter, the Nominating Committee’s primary duties are: (a) to make recommendations regarding the nomination of non-interested Trustees to the Board; (b) to make recommendations regarding the appointment of an Independent Trustee as Chairman of the Board; (c) to evaluate qualifications of potential “interested” members of the Board and Trust officers; (d) to review shareholder recommendations for nominations to fill vacancies on the Board; (e) to make recommendations to the Board for nomination for membership on all committees of the Board; (f) to consider and evaluate the structure, composition and operation of the Board; (g) to review shareholder recommendations for proposals to be submitted for consideration during a meeting of Fund shareholders; and (h) to consider and make recommendations relating to the compensation of Independent Trustees and of those officers as to whom the Board is charged with approving compensation. Shareholder recommendations for Trustee candidates may be mailed in writing, including a comprehensive resume and any supporting documentation, to the Nominating Committee in care of the Fund. The Nominating and Governance Committee met three times during the fiscal year ended December 31, 2006.

The Trusts have an Investment Committee that is comprised of Messrs. Bogart, Massman, and Quinn. Mr. Youngblood, as Chairman of the Trusts, serves on the Investment Committee in an ex-officio capacity. As set forth in its charter, the Investment Committee’s primary duties are: (a) to review and evaluate the short- and long-term investment performance of the Manager and any designated sub-advisors to the Fund; (b) to evaluate recommendations by the Manager regarding the hiring or removal of designated sub-advisors to the Fund; (c) to review material changes recommended by the Manager to the allocation of Fund assets to a sub-advisor; (d) to review proposed changes recommended by the Manager to the investment objective or principal investment strategies of the Fund; and (e) to review proposed changes recommended by the Manager to the material provisions of the advisory agreement with a sub-advisor, including, but not limited to, changes to the provision regarding compensation. The Investment Committee met four times during the fiscal year ended December 31, 2006.

The Trustees who owned shares of the Fund are listed in the following table with the dollar range of their ownership in the Fund and the Trust as a whole as of the calendar year ended December 31, 2006.

INTERESTED
	Quinn	Herring	Feld
Money Market	None	None	Over $100,000
Trust on an Aggregate Basis	Over $100,000	Over $100,000	Over $100,000

NON-INTERESTED
	Bogart	Cline	Massman	O’Sullivan	Turner	Youngblood
Money Market	Over $100,00	None	None	None	None	Over $100,000
Trust on an Aggregate Basis	Over $100,000	$50,001-$100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000

As compensation for their service to the Trusts, the American Beacon Mileage Funds (the “Mileage Funds”), and the American Beacon Select Funds (the “Select Funds”), Mr. Feld and the non-interested Trustees (other than Mr. O’Sullivan) receive:

•	free air travel from American Airlines, Inc., an affiliate of the Manager (free travel also applies to Trustee’s spouse);

•	reimbursement equal to the income tax on the value of the free air travel;

•	cash payment for the amount that a Trustee’s annual flight service charges and income tax reimbursements are below $40,000 (effective January 1, 2006);

•	$1,000 for each Board meeting attended (effective January 1, 2005); and

•	$1,000 for each Committee meeting attended (effective January 1, 2005).

Mr. O’Sullivan, as a retiree of American Airlines, Inc., already receives flight benefits. Mr. O’Sullivan receives an annual retainer of $40,000, plus $1,000 for each Board meeting attended and $1,000 for each Committee meeting attended. For his service as Chairman, Mr. Youngblood receives an additional annual payment of $10,000. Trustees are also reimbursed for any expenses incurred in attending Board meetings. Total compensation (excluding reimbursements) is reflected in the following table for the fiscal year ended December 31, 2006. The compensation amounts below include the flight service charges paid by the Trusts to American Airlines, Inc.

Name of Trustee	Aggregate Compensation From the Trust		Pension or Retirement Benefits Accrued as Part of the Trust’s Expenses	Total Compensation From the Trusts, Mileage Funds, and Select Funds (27 Funds)
INTERESTED TRUSTEES
William F. Quinn		$0	$0		$0
Douglas G. Herring		$0	$0		$0
Alan D. Feld	$		$0	$

NON-INTERESTED TRUSTEES
W. Humphrey Bogart	$		$0	$
Brenda A. Cline	$		$0	$
Ben Fortson*	$		$0	$
Richard A. Massman	$		$0	$
Stephen D. O’Sullivan	$		$0	$
R. Gerald Turner	$		$0	$
Kneeland Youngblood	$		$0	$

*	Mr. Fortson retired from the Trusts effective February 28, 2002. He now serves as Trustee Emeritus.

The Boards have adopted an Emeritus Trustee and Retirement Plan. The Plan provides that a Trustee who has reached the mandatory retirement age established by the Board (currently 72) is eligible to elect Trustee Emeritus status. Alternatively, a Trustee who has served on the Board of one or more Trusts for at least 5 years may elect to retire from the Board at an earlier age and immediately assume Trustee Emeritus status. A person may serve as a Trustee Emeritus and receive related retirement benefits for a period up to a maximum of 10 years. Only those Trustees who retire from the Boards and elect Trustee Emeritus status may receive retirement benefits under the Plan. A Trustee Emeritus must commit to provide certain ongoing services and advice to the Board members and the Trusts; however, a Trustee Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Funds. Ben Fortson currently serves as Trustee Emeritus to the Trusts.

During the term that the Trustee Emeritus serves, each Trustee Emeritus and his or her spouse will receive American Airlines, Inc. annual flight benefits plus reimbursement to the Trustee Emeritus of any tax liability relating to such flights during the term that such person serves as a Trustee Emeritus. Such flight benefits, including the taxes that are payable with respect to such benefits, shall not exceed a maximum annual value to the Trustee Emeritus of $40,000.

CODE OF ETHICS

The Manager and the Trusts have each adopted a Code of Ethics (“Code”) under Rule 17j-1 of the 1940 Act. Each Code significantly restricts the personal trading of all employees with access to non-public portfolio information. For example, each Code generally requires pre-clearance of all personal securities trades (with limited exceptions) and prohibits employees from purchasing or selling a security that is being purchased or sold or being considered for purchase or sale by any Fund. In addition, each Code requires employees to report trades in shares of the Trusts. Each Code is on public file with, and may be obtained from, the SEC.

PROXY VOTING POLICIES

From time to time, the Fund may own a security whose issuer solicits a proxy vote on certain matters. The Trusts have adopted a Proxy Voting Policy and Procedures (the “Policy”) that sets forth guidelines and procedures designed to ensure that the Manager votes such proxies in the best interests of Fund shareholders. The Policy includes procedures to address potential conflicts of interest between the Fund’s shareholders and the Manager or its affiliates. Please see Appendix A for a copy of the Policy. The Fund’s proxy voting record for annual periods ended June 30 will be available as of August 31 of each year upon request and without charge by calling 1-800-967-9009 or by visiting the SEC’s website at http://www.sec.gov. The proxy voting record can be found in Form N-PX on the SEC’s website.

CONTROL PERSONS AND 5% SHAREHOLDERS

The Manager owned 100% of the shares of the BBH ComSet Class of the Fund as of its inception on March 30, 2007. Set forth below are the entities or persons that owned more than 5% of the outstanding shares of the Fund as of February 28, 2007, including classes of shares not included in this SAI. Entities or persons owning more than 25% of the outstanding shares of the Fund may be deemed to control that Fund. The actions of an entity or person that controls the Fund could have an effect on other shareholders. For instance, a control person may have effective voting control over the Fund or large redemptions by a control person could cause the Fund’s other shareholders to pay a higher pro rata portion of the Fund’s expenses. All Trustees and officers as a group own less than 1% of the outstanding shares of the Fund.

Union Bank Tr Nominee* PO Box 85484 San Diego, CA 92186-5484	%*
SEI Trust Company c/o Treasury Point* 1 Freedom Valley Dr. Oaks, PA 19456	%*
Bear Stearns Securities Corp.* One Metrotech Center North Brooklyn, NY 11201-3870	%*
Goldman Sachs Global Cash Services* 71 South Wacker Drive, Suite 500 Chicago, IL 60606-4637	%*
National Investor Services Corp.* 55 Water Street, 32nd Floor New York, NY 10041	%*

Custodial Trust Company* 101 Carnegie Center Princeton, NJ 08540-6231%	*

*	Denotes record owner of Fund shares only

MANAGEMENT AND ADMINISTRATIVE SERVICES

The Manager is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc., and is paid a management fee as compensation for paying investment advisory fees and for providing the Trusts with advisory and asset allocation services. Pursuant to management and administrative services agreements, the Manager provides the Trusts with office space, office equipment and personnel necessary to manage and administer the Trusts’ operations. This includes:

•	complying with reporting requirements;

•	corresponding with shareholders;

•	maintaining internal bookkeeping, accounting and auditing services and records; and

•	supervising the provision of services to the Trusts by third parties.

The Fund is responsible for expenses not otherwise assumed by the Manager, including the following: audits by independent auditors; transfer agency, the Fund’s tax returns; interest; costs of Trustee and shareholder meetings; printing and mailing prospectuses and reports to existing shareholders; fees for filing reports with regulatory bodies and the maintenance of the Fund’s existence; legal fees; fees to federal and state authorities for the registration of shares; fees and expenses of non-interested Trustees; insurance and fidelity bond premiums; fees paid to consultants providing reports regarding adherence by investment advisors to the investment style of the Fund; fees paid for brokerage commission analysis for the purpose of monitoring best execution practices of the investment advisors; and any extraordinary expenses of a nonrecurring nature.

As compensation for providing management services, the Portfolio pays the Manager an annualized advisory fee that is calculated and accrued daily, equal to 0.10% of its net assets. The following amounts represent management fees paid to the Manager based on total Portfolio assets, including funds and classes of shares not included in this SAI. Management fees for the fiscal years ended December 31, 2004, 2005 and 2006 were approximately $5,461,000, $6,807,000 and $XXX. Because the Portfolio is advised solely by the Manager, the Manager retained this entire amount. No management fees were waived by the Manager in relation to the Portfolio.

The BBH ComSet Class of the Fund has adopted an Administrative Services Plan (the “Plan”). The Plan provides that the Fund’s BBH ComSet Class will pay 0.07% per annum of its average daily net assets to the Manager (or another entity approved by the Board). The Manager or these approved entities may spend such amounts on any activities or expenses primarily intended to result in or relate to the servicing of BBH ComSet Class shares including, but not limited to, payment of shareholder service fees and transfer agency or sub-transfer agency expenses. The fees, which are included as part of the Fund’s “Other Expenses” in the Table of Fees and Expenses in the BBH ComSet Class Prospectus, will be payable monthly in arrears without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the entity for the services provided pursuant to the Plan. The primary expenses expected to be incurred under the Plan are shareholder servicing and recordkeeping fees paid to Brown Brothers Harriman (“BBH”). BBH may make payments out of its own resources to an eligible institution or financial intermediary as compensation for certain recordkeeping, administrative and other shareholder services provided by such eligible institution or financial intermediary to those of its clients that are shareholders of the Fund. These payments may create an incentive for such eligible institution or financial intermediary to recommend or sell shares of the Fund to you.

The Manager may contractually agree from time to time to waive fees and/or reimburse expenses for the BBH ComSet Class of the Fund in order to maintain a competitive expense ratio. In July of 2003, the Board and the Master Trust Board approved a policy whereby the Manager may seek repayment for such fee waivers and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements made on or after July 10, 2003 only if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Fund’s Total Annual Fund Operating Expenses to exceed the previously agreed upon contractual expense limit.

Foreside Fund Services, LLC, located at Two Portland Square, 1st Floor, Portland, Maine 04101, is the distributor and principal underwriter of the Fund’s shares and, as such, receives a fee from the Manager for distributing shares of the Trust, the Mileage Funds, and the Select Funds.

OTHER SERVICE PROVIDERS

The transfer agent for the Trust is State Street Bank and Trust Company (“State Street”), located in Boston, Massachusetts, who provides transfer agency services to Fund shareholders through its affiliate Boston Financial Data Services, located in Kansas City, Missouri. State Street also serves as custodian for the Portfolio and the Fund. The independent registered public accounting firm for the Trusts is Ernst & Young LLP, located in Dallas, Texas.

PORTFOLIO SECURITIES TRANSACTIONS

In selecting brokers or dealers to execute particular transactions, the Manager is authorized to consider “brokerage and research services” (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), provision of statistical quotations (including the quotations necessary to determine the Fund or Portfolio’s net asset value), and other information provided to the Fund, Portfolio, or the Manager, provided, however, that the Manager determines that it has received the best net price and execution available. The Trusts do not allow the Manager or sub-advisors to enter arrangements to direct transactions to broker-dealers as compensation for the promotion or sale of Trust shares by those broker-dealers.

REDEMPTIONS IN KIND

Although the Fund intends to redeem shares in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the Portfolio. However, shareholders always will be entitled to redeem shares for cash up to the lesser of $250,000 or 1% of the Fund’s net asset value during any 90-day period. Redemption in kind is not as liquid as a cash redemption. In addition, if redemption is made in kind, shareholders who receive securities and sell them could receive less than the redemption value of their securities and could incur certain transaction costs.

NET ASSET VALUE

It is the policy of the Fund to attempt to maintain a constant price per share of $1.00. There can be no assurance that a $1.00 net asset value per share will be maintained. The portfolio instruments held by the Portfolio are valued based on the amortized cost valuation technique pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value. Such market fluctuations are generally in response to changes in interest rates. Use of the amortized cost valuation method requires the Portfolio to purchase instruments having remaining maturities of 397 days or less, to maintain a dollar-weighted average portfolio maturity of 90 days or less, and to invest only in securities determined by the Master Trust Board to be of high quality with minimal credit risks. The Portfolio may invest in issuers or instruments that at the time of purchase have received the highest short-term rating by two Rating Organizations, such as “P-1” by Moody’s Investors Service, Inc. (“Moody’s”) and “F-1” by Fitch Ratings, and have received the next highest short-term rating by other Rating Organizations, such as “A-2” by Standard & Poor’s Ratings Services (“Standard & Poor’s”) and “P-2” by Moody’s. See “Ratings of Short-Term Obligations” for further information concerning ratings.

TAX INFORMATION

Taxation of the Fund

To continue to qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Tax Code”), the Fund (which is treated as a separate corporation for these purposes) must, among other requirements:

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Derive at least 90% of its gross income each taxable year from (1) dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or certain other income and (2) net income from an interest in a “qualified publicly traded partnership” (“QPTP”) (“Income Requirement”);

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Diversify its investments so that, at the close of each quarter of its taxable year, (1) at least 50% of the value of its total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities and (2) not more than 25% of the value of its total assets is invested in (a) securities (other than U.S. Government securities or securities of other RICs) of any one issuer, (b) securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar or related trades or businesses, or (c) the securities of one or more QPTPs (“Diversification Requirement”); and

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Distribute annually to its shareholders at least 90% of the sum of its investment company taxable income (generally, taxable net investment income plus the excess (if any) of net short-term capital gain over net long-term capital loss) (“Distribution Requirement”).

The Fund, as an investor in the Portfolio, is deemed to own a proportionate share of the Portfolio’s assets and to earn the income on that share for purposes of determining whether the Fund satisfies the Income and Diversification Requirements. If the Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions as taxable dividends to the extent of the Fund’s earnings and profits. Those dividends would be taxable as ordinary income, except that, for individual shareholders, the part thereof that is “qualified dividend income” would be taxable at the rate for net capital gain (a maximum of 15% through 2010). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

The Fund will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and substantially all of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Taxation of the Portfolio

The Portfolio and its Relationship to the Fund. The Portfolio is classified as a separate partnership for federal tax purposes that is not a “publicly traded partnership” treated as a corporation. As a result, the Portfolio is not subject to federal income tax; instead, each investor in the Portfolio, such as the Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio’s income, gains, losses, deductions, and tax preference items, without regard to whether it has received any cash distributions from the Portfolio.

Because the Fund is deemed to own a proportionate share of the Portfolio’s assets and to earn a proportionate share of the Portfolio’s income for purposes of determining whether the Fund satisfies the requirements to continue to qualify as a RIC, the Portfolio intends to conduct its operations so that the Fund will be able to satisfy all those requirements.

Distributions to the Fund from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund’s recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund’s basis in its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund’s entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. The Fund’s basis in its interest in the Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund’s share of the Portfolio’s net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund’s share of the Portfolio’s losses.

Taxation of the Fund’s Shareholders

Dividends or other distributions the Fund declares in the last quarter of any calendar year that are payable to shareholders of record on a date in that quarter will be deemed to have been paid by the Fund and received by those shareholders on December 31 of that year if the Fund pays the distribution during the following January. Accordingly, those distributions will be reported by, and taxed to, those shareholders for the taxable year in which that December 31 falls.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon.

The foregoing is only a summary of some of the important federal tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors are advised to consult their own tax advisors for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

DESCRIPTION OF THE TRUSTS

The Trust, organized on January 16, 1987, is an entity of the type commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for its obligations. However, the Trust’s Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust may maintain appropriate insurance (for example, fidelity bonding) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. The Trust has not engaged in any other business.

OTHER INFORMATION

Asset-Backed Securities-Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, the originator of the loan or accounts receivable paper transfers it to a specially created trust, which repackages it as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables. The Portfolio is permitted to invest in asset-backed securities, subject to the Portfolio’s rating and quality requirements.

The value of an asset-backed security is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of asset-backed securities are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a portion of the asset-backed security’s par value. Value is also affected if any credit enhancement has been exhausted.

Bank Deposit Notes-Bank deposit notes are obligations of a bank, rather than bank holding company corporate debt. The only structural difference between bank deposit notes and certificates of deposit is that interest on bank deposit notes is calculated on a 30/360 basis as are corporate notes/bonds. Similar to certificates of deposit, deposit notes represent bank level investments and, therefore, are senior to all holding company corporate debt.

Bankers’ Acceptances-Bankers’ acceptances are short-term credit instruments designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Cash Equivalents-Cash equivalents include certificates of deposit, bearer deposit notes, bankers’ acceptances, government obligations, commercial paper, short-term corporate debt securities and repurchase agreements.

Certificates of Deposit-Certificates of deposit are issued against funds deposited in an eligible bank (including its domestic and foreign branches, subsidiaries and agencies), are for a definite period of time, earn a specified rate of return and are normally negotiable.

Commercial Paper-Commercial paper refers to promissory notes representing an unsecured debt of a corporation or finance company with a fixed maturity of no more than 270 days. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

Derivatives-Generally, a derivative is a financial arrangement, the value of which is based on, or “derived” from, a traditional security, asset or market index. Some “derivatives” such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Dollar Rolls-A dollar roll is a contract to sell mortgage-backed securities as collateral against a commitment to repurchase similar, but not identical, mortgage-backed securities on a specified future date. The other party to the contract is entitled to all principal, interest, and prepayment cash flows while it holds the collateral. The Portfolio maintains with the Custodian a segregated account containing high-grade liquid securities in an amount at least equal to the forward purchase obligation.

Eurodollar and Yankeedollar obligations-Eurodollar obligations are U.S. dollar obligations issued outside the United States by domestic or foreign entities, while Yankeedollar obligations are U.S. dollar obligations issued inside the United States by foreign entities. There is generally less publicly available information about foreign issuers and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. Foreign issuers may use different accounting and financial standards, and the addition of foreign governmental restrictions may affect adversely the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

Full Faith and Credit Obligations of the U.S. Government-Securities issued or guaranteed by the U.S. Treasury, backed by the full taxing power of the U.S. Government or the right of the issuer to borrow from the U.S. Treasury.

Illiquid Securities-Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities that are otherwise not readily marketable and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market.

These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Portfolio qualify under Rule 144A and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Portfolio’s illiquidity. The Manager, acting under guidelines established by the Board, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Portfolio might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, the Portfolio may get only limited information about an issuer, so it may be less able to predict a loss. The Portfolio also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

Interfund Lending-Pursuant to an order issued by the SEC, the Fund may participate in a credit facility whereby it, under certain conditions, is permitted to lend money directly to other funds of the Trust for temporary purposes. The credit facility can provide a borrowing fund with significant savings at times when the cash position of a fund is insufficient to meet temporary cash requirements. This situation could arise when shareholder redemptions exceed anticipated volumes and certain Funds have insufficient cash on hand to satisfy such redemptions. When the funds liquidate portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to three days (or longer for certain foreign transactions). However, redemption requests normally are satisfied immediately. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities.

The credit facility will enhance the ability of the funds to earn higher rates of interest on their short-term lending.

Loan Participation Interests-Loan participation interests represent interests in bank loans made to corporations. The contractual arrangement with the bank transfers the cash stream of the underlying bank loan to the participating investor. Because the issuing bank does not guarantee the participations, they are subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for the investor to assert through the issuing bank such rights as may exist against the underlying corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when due, the investor may be subject to delays, expenses and risks that are greater than those that would have been involved if the investor had purchased a direct obligation (such as commercial paper) of such borrower. Moreover, under the terms of the loan participation, the investor may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the issuer also may be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the issuing bank. The secondary market, if any, for these loan participations is extremely limited and any such participations purchased by the investor are regarded as illiquid.

Loan Transactions-Loan transactions involve the lending of securities to a broker-dealer or institutional investor for its use in connection with short sales, arbitrages or other security transactions. The purpose of a qualified loan transaction is to afford a lender the opportunity to continue to earn income on the securities loaned and at the same time earn fee income or income on the collateral held by it.

Securities loans will be made in accordance with the following conditions: (1) the Portfolio must receive at least 100% collateral in the form of cash or cash equivalents, securities of the U.S. Government and its agencies and instrumentalities, and approved bank letters of credit; (2) the borrower must increase the collateral whenever the market value of the loaned securities (determined on a daily basis) rises above the level of collateral; (3) the Portfolio must be able to terminate the loan after notice, at any time; (4) the Portfolio must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned, and any increase in market value of the loaned securities; (5) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the securities loaned may pass to the borrower, provided, however, that if a material event affecting the investment occurs, the Master Trust Board must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Master Trust Board to vote proxies.

While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to firms deemed by the Master Trust Board to be of good financial standing and will not be made unless the consideration to be earned from such loans would justify the risk. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities loaned or loss of rights in the collateral. Such loan transactions are referred to in this Statement of Additional Information as “qualified” loan transactions.

The cash collateral so acquired through qualified loan transactions may be invested only in those categories of high quality liquid securities previously authorized by the Master Trust Board.

Mortgage-Backed Securities-Mortgage-backed securities consist of both collateralized mortgage obligations and mortgage pass-through certificates.

Collateralized Mortgage Obligations (“CMOs”)-CMOs and interests in real estate mortgage investment conduits (“REMICs”) are debt securities collateralized by mortgages or mortgage pass-through securities. CMOs divide the cash flow generated from the underlying mortgages or mortgage pass-through securities into different groups referred to as “tranches,” which are then retired sequentially over time in order of priority. The principal governmental issuers of such securities are the Federal National Mortgage Association (“FNMA”), a government sponsored corporation owned entirely by private stockholders, and the Federal Home Loan Mortgage Corporation (“FHLMC”), a corporate instrumentality of the United States created pursuant to an act of Congress that is owned entirely by the Federal Home Loan Banks. The issuers of CMOs are structured as trusts or corporations established for the purpose of issuing such CMOs and often have no assets other than those underlying the securities and any credit support provided. A REMIC is a mortgage securities vehicle that holds residential or commercial mortgages and issues securities representing interests in those mortgages. A REMIC may be formed as a corporation, partnership, or segregated pool of assets. A REMIC itself is generally exempt from federal income tax, but the income from its mortgages is taxable to its investors. For investment purposes, interests in REMIC securities are virtually indistinguishable from CMOs.

Mortgage Pass-Through Securities-Mortgage pass-through securities are securities representing interests in “pools” of mortgages in which payments of both interest and principal on the securities are generally made monthly, in effect “passing through” monthly payments made by the individual borrowers on the residential mortgage loans that underlie the securities (net of fees paid to the issuer or guarantor of the securities). They are issued by governmental, government-related and private organizations which are backed by pools of mortgage loans.

Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. government, as in the case of securities guaranteed by the Government National Mortgage Association (GNMA), or guaranteed by agencies or instrumentalities of the U.S. government, as in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC), which are supported only by the discretionary authority of the U.S. government to purchase the agency’s obligations.

Mortgage pass-through securities created by nongovernmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

(1) Government National Mortgage Association (“GNMA”) Mortgage Pass-Through Certificates (“Ginnie Maes”)-GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes represent an undivided interest in a pool of mortgages that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the mortgage pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying mortgages, Ginnie Maes are of the “modified pass-through” mortgage certificate type. The GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes. The GNMA guarantee is backed by the full faith and credit of the United States, and the GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guarantee. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market of security dealers and a variety of investors.

(2) FHLMC Mortgage Participation Certificates (“Freddie Macs”)-Freddie Macs represent interests in groups of specified first lien residential conventional mortgages underwritten and owned by the FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where the FHLMC has not guaranteed timely payment of principal, the FHLMC may remit the amount due because of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market of the FHLMC, security dealers and a variety of investors.

(3) FNMA Guaranteed Mortgage Pass-Through Certificates (“Fannie Maes”)-Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one family or two to four family, residential properties. The FNMA is obligated to distribute scheduled monthly installments of principal and interest on the mortgages in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated mortgages. The obligation of the FNMA under its guarantee is solely its obligation and is not backed by, nor entitled to, the full faith and credit of the United States.

(4) Mortgage-Related Securities Issued by Private Organizations-Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Ratings of Long-Term Obligations-The Portfolio utilizes ratings provided by the following nationally recognized statistical rating organizations (“Rating Organizations”) in order to determine eligibility of long-term obligations.

The two highest Moody’s ratings for long-term obligations (or issuers thereof) are Aaa and Aa. Obligations rated Aaa are judged by Moody’s to be of the best quality. Obligations rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such debt comprises what is generally known as high-grade debt. Moody’s states that debt rated Aa is rated lower than Aaa debt because margins of protection or other elements make long-term risks appear somewhat larger than for Aaa debt. Moody’s also supplies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

The two highest Standard & Poor’s ratings for long-term obligations are AAA and AA. Obligations rated AAA have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong. Obligations rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

The two highest ratings for long-term obligations by Fitch Ratings are AAA and AA. Obligations rated AAA have the lowest expectation of credit risk. An AAA rating is assigned only in cases of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events. Obligations rated AA have a very low expectation of credit risk. They are deemed to have a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

The two highest ratings for long-term obligations by Dominion Bond Rating Service Limited (“DBRS”) are AAA and AA. Obligations rated AAA have the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Obligations rated AA are of superior credit quality, and protection of interest and principal is considered high. Entities rated AA are also considered unlikely to be significantly affected by reasonably foreseeable events.

Standard & Poor’s and Fitch apply indicators (such as “+” and “-”) and DBRS adds “high” or “low” to indicate relative standing within the major rating categories (except AAA). A rating without one of these indicators falls within the middle of the category.

Ratings of Short-Term Obligations-The rating P-1 is the highest short-term rating assigned by Moody’s. Among the factors considered by Moody’s in assigning ratings are the following: (1) evaluations of the management of the issuer; (2) economic evaluation of the issuer’s industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer’s products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Short-term obligations (or issuers thereof) rated A-1 by Standard & Poor’s have the following characteristics. Liquidity ratios are adequate to meet cash requirements. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances.

Typically, the issuer’s industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer’s short-term obligation is rated A-1, A-2, or A-3.

Fitch Ratings’ short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. A rating of F-1+ indicates exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. Obligations rated F-1 have very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. Issues assigned a rating of F-2 indicate good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

Commercial paper and short-term debt considered to be prime credit quality by DBRS is rated R-1. Obligations of the highest credit quality are rated R-1 (high). These are entities possessing unquestioned ability to repay current liabilities as they fall due and maintaining strong liquidity positions, conservative debt levels and profitability that is both stable and above average. Obligations rated R-1 (middle) are of superior credit quality and, in most cases, differ from R-1 (high) credits to only a small degree. Of satisfactory credit quality are obligations rated R-1 (low). For these entities, the overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher-rating categories, but these considerations are still respectable.

Repurchase Agreements-A repurchase agreement, which provides a means to earn income on funds for periods as short as overnight, is an arrangement under which the purchaser (e.g., the Portfolio) purchases securities and the seller agrees, at the time of sale, to repurchase the securities at a specified time and price. The repurchase price will be higher than the purchase price, the difference being income to the purchaser, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the purchaser together with the repurchase price on repurchase. In either case, the income to the purchaser is unrelated to the interest rate on the securities subject to the repurchase agreement. Repurchase agreements generally are for a short period of time, usually less than a week.

The Portfolio may enter into repurchase agreements with any bank that is a member of the Federal Reserve System or registered broker-dealer who, in the opinion of the Manager, presents a minimum risk of bankruptcy during the term of the agreement based upon guidelines that periodically are reviewed by the Master Trust Board. The Portfolio may enter into repurchase agreements as a short-term investment of its idle cash in order to earn income. The securities will be held by a custodian (or agent) approved by the Master Trust Board during the term of the agreement. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Portfolio will direct the seller of the securities to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before the repurchase of the securities under a repurchase agreement, the Portfolio may encounter a delay and incur costs before being able to sell the security being held as collateral. Delays may involve loss of interest or decline in price of the securities. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the securities, in which case the Portfolio may incur a loss if the proceeds to the Portfolio from the sale of the securities to a third party are less than the repurchase price.

Reverse Repurchase Agreements-The Portfolio may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the Portfolio would sell portfolio securities to financial institutions such as banks and broker/dealers and agree to repurchase them at a mutually agreed-upon date and price. The Portfolio intends to enter into reverse repurchase agreements only to avoid selling securities to meet redemptions during market conditions deemed unfavorable by the investment advisor possessing investment authority. At the time the Portfolio enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as liquid high quality debt securities having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the price at which such Portfolio is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.

Section 4(2) Securities-Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Portfolio, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(2) securities, thus providing liquidity.

The Master Trust Board and the Manager will carefully monitor the Portfolio’s investments in Section 4(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(2) securities could have the effect of reducing the Portfolio’s liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

Terrorism Risks- Some of the U.S. securities markets were closed for a four-day period as a result of the terrorist attacks on the World Trade Center and Pentagon on September 11, 2001. These terrorist attacks, the war with Iraq and its aftermath, continuing occupation of Iraq by coalition forces and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Those events could also have an acute effect on individual issuers, related groups of issuers, or issuers concentrated in a single geographic area. A similar disruption of the financial markets or other terrorist attacks could adversely impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to portfolio securities and adversely affect the Fund’s and Portfolio’s service providers and operations.

U.S. Government Securities-U.S. Government Securities are securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government Securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to certain U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank obligations, Federal Intermediate Credit Bank obligations, U.S. Government agency obligations and repurchase agreements secured thereby.

U.S. Treasury Obligations-U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury and Separately Traded Registered Interest and Principal component parts of such obligations known as STRIPS. Although U.S. Treasury securities carry little principal risk if held to maturity, the prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates.

Variable or Floating Rate Obligations-A variable rate obligation is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate obligation is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Variable or floating rate obligations may be secured by bank letters of credit.

Pursuant to Rule 2a-7 under the 1940 Act, variable or floating rate obligations with stated maturities of more than 397 days may be deemed to have shorter maturities as follows:

(1) An obligation that is issued or guaranteed by the United States Government or any agency thereof which has a variable rate of interest readjusted no less frequently than every 762 days will be deemed by the Portfolio to have a maturity equal to the period remaining until the next readjustment of the interest rate.

(2) A variable rate obligation, the principal amount of which is scheduled on the face of the instrument to be paid in 397 days or less, will be deemed by the Portfolio to have a maturity equal to the period remaining until the next readjustment of the interest rate.

(3) A variable rate obligation that is subject to a demand feature will be deemed by the Portfolio to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

(4) A floating rate obligation that is subject to a demand feature will be deemed by the Portfolio to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

As used above, an obligation is “subject to a demand feature” when the Portfolio is entitled to receive the principal amount of the obligation either at any time on no more than 30 days’ notice or at specified intervals not exceeding one year and upon no more than 30 days’ notice.

When-Issued and Forward Commitment Transactions-These transactions involve a commitment by the Portfolio to purchase or sell securities at a future date. These transactions enable the Portfolio to “lock-in” what the Manager believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For instance, in periods of rising interest rates and falling prices, the Portfolio might sell securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, the Portfolio might purchase a security on a when-issued or forward commitment basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. If the other party fails to complete the trade, the Portfolio may lose the opportunity to obtain a favorable price. For purchases on a when-issued basis, the price of the security is fixed at the date of purchase, but delivery of and payment for the securities is not set until after the securities are issued (generally one to two months later). The value of when-issued securities is subject to market fluctuation during the interim period and no income accrues to the Portfolio until settlement takes place. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Forward commitment transactions involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. The payment obligation and interest rate are fixed at the time the buyer enters into the forward commitment. Forward commitment transactions are typically used as a hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued.

The Portfolio maintains with the Custodian a segregated account containing high-grade liquid securities in an amount at least equal to the when-issued or forward commitment transaction. When entering into a when-issued or forward commitment transaction, the Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged.

APPENDIX A

PROXY VOTING POLICY AND PROCEDURES FOR THE TRUSTS

AMERICAN BEACON MASTER TRUST

AMERICAN BEACON FUNDS

AMERICAN BEACON MILEAGE FUNDS

AMERICAN BEACON SELECT FUNDS

PROXY VOTING POLICY AND PROCEDURES

Last Amended November 15, 2006

Preface

Proxy voting is an important component of investment management and must be performed in a dutiful and purposeful fashion in order to secure the best long-term interests of interest holders of the American Beacon Master Trust and shareholders of the American Beacon Funds, the American Beacon Mileage Funds, and the American Beacon Select Funds (collectively, the “Funds”). Therefore, these Proxy Voting Policy and Procedures (the “Policy”) have been adopted by the Funds.

The Funds are managed by American Beacon Advisors, Inc. (the “Manager”). The Manager has retained a proxy voting consultant (the “Consultant”) to provide assistance regarding the objective review and voting of proxies on any assets held by the Funds that invest primarily in the securities of domestic U.S. issuers (the “Domestic Funds”), consistent with the Policy. The Policy sets forth the policies and procedures the Manager employs when voting proxies for the Domestic Funds, including the role of their investment subadvisers (the “Subadvisers”). Proxy voting for the Funds that invest primarily in the securities of foreign issuers (the “International Funds”) has been delegated by the International Funds’ Boards of Trustees to the subadvisers for those funds (“International Subadvisers”). For the securities held in their respective portion of each International Fund, the International Subadvisers make voting decisions pursuant to their own proxy voting policies and procedures, which have been adopted by the International Funds and approved by their Boards of Trustees. The Policy includes the procedures that the Manager performs to monitor proxy voting by the International Subadvisers.

For all of the Funds, the Manager seeks to ensure that proxies are voted in the best interests of Fund interest holders and shareholders (collectively, “shareholders”). For certain proxy proposals, the interests of the Manager and/or its affiliates may differ from Fund shareholders’ interests. To avoid the appearance of impropriety and to fulfill its fiduciary responsibility to shareholders in these circumstances, the Policy includes procedures established by the Manager for voting proxy proposals that potentially present a conflict of interests.

Domestic Funds - Procedures

1. Voting - The Consultant has been instructed by the Manager to vote proxies in accordance with the Policy, unless it is notified to vote otherwise by the Manager in writing. The Manager may decide to instruct the Consultant to vote in a manner different than specified by the Policy if it determines that such a variance from the Policy would be in the best interests of Fund shareholders. In making such a determination, the Manager will conduct its analysis of the proxy proposal, which may include, among other things, discussing the issue with Subadvisers holding the security to determine their recommended voting position.

Except as otherwise noted, items to be evaluated on a case-by-case basis and proposals not contemplated by the Policy will be assessed by the Manager. In these situations, the Manager will use its judgment in directing the Consultant to vote in the best interest of the Funds’ shareholders and will propose changes to the Policy when appropriate.

2. Conflicts of Interest - The Manager maintains a list by Fund of all affiliated persons, including the Manager and its affiliates, the Subadvisers and their affiliates as well as the Funds’ distributor and its affiliates. Any proxy proposal involving an entity on this list could be considered to represent a conflict of interest between a) the Manager, a Subadviser, the distributor or any of their affiliates and b) Fund shareholders. The Manager will monitor the Fund’s holdings against the list of affiliated persons and will conduct an analysis based upon the following procedures to resolve these known potential conflicts as well as any unforeseen conflicts.

APPENDIX A

a. Proxies for Affiliated Funds - Each Fund has the ability to invest in the shares of any of the Money Market Funds. For example, the High Yield Bond Fund may purchase shares of the Money Market Fund. If the Money Market Fund issues a proxy for which the High Yield Bond Fund is entitled to vote, the Manager’s interests regarding the Money Market Fund might appear to conflict with the interests of the shareholders of the High Yield Bond Fund. In these cases, the Manager will instruct the Consultant to vote in accordance with the Board of Trustees’ recommendations in the proxy statement.

b. Business / Personal Connections of the Manager - The Manager is a wholly owned subsidiary of AMR Corporation, which is a publicly owned corporation and the parent company of American Airlines, Inc. To avoid the appearance of any conflict of interests, the Funds are expressly prohibited from investing in the securities of AMR Corporation or any other airline company.

The Manager could have an advisory client that issues a proxy or promotes a proxy proposal for which a Fund is entitled to vote. By taking a particular voting position on the proxy, it could be perceived by Fund shareholders that the Manager is favoring the advisory client over Fund shareholders in order to avoid harming its relationship with the advisory client. If the Manager is asked to render a decision regarding a proxy proposal issued or promoted by one of its advisory clients, the Manager will refer that proposal to the applicable Fund’s Board of Trustees, who will decide the Fund’s voting position after consultation with the Manager.

In the event that a principal officer of the Manager has a personal relationship or connection with an issuer or proponent of a proxy proposal being considered by the Manager, the voting matter will be discussed with the applicable Fund’s Board of Trustees, who will decide the Fund’s voting position after consultation with the Manager.

If an unforeseen conflict pertaining to a particular proxy proposal becomes apparent, the Manager will refer that proposal to the applicable Fund’s Board of Trustees, who will decide the Fund’s voting position after consultation with the Manager.

c. Business / Personal Connections of the Subadvisers - Each Subadviser (and its affiliates) is considered an affiliate of the portion of the Fund it manages. When the Manager receives input regarding a voting recommendation from a Subadviser, the Manager will request the Subadviser’s disclosure of any business or personal relationships or connections that the Subadviser itself or its principals may have with the proxy issuer or any proponent of the proxy proposal. If the Subadviser’s disclosure reveals any potential conflicts of interest, the Manager will not rely on the Subadviser’s recommendation regarding the proxy proposal.

3. Securities on Loan - The Consultant will notify the Manager before the record date about the occurrence of a future shareholder meeting. The Manager will determine whether the proxy includes a voting matter deemed material. If a proxy voting matter is deemed material, the Manager will institute proceedings to recall shares of the applicable security that are on loan with the intent to vote such shares in accordance with the Policy.

Domestic Funds - Policies

1. Routine Proposals - Routine proxy proposals are most commonly defined as those that do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. The proposals are consistent with industry standards as well as the corporate laws in the state of incorporation. Traditionally, these include:

A. Location of annual meeting

B. Employee stock purchase plan

C. Appointment of auditors

D. Corporate strategy

E. Director indemnification and liability protection

F. Reincorporation

The Funds’ policy is to support management on these routine proposals.

2. Social, Political and Environmental Proposals - Issues which can be characterized as non-financial or non-business issues involving social, political and environmental issues will result in voting to support management. Financial interests of the shareholders are the only consideration for proxy voting decisions.

APPENDIX A

3. Shareholder Equality Proposals - Issues that do not discriminate against certain shareholders will be supported. Non-discriminatory proposals include:

A. Anti-greenmail - Provisions that require that the price paid to the greenmailer must be extended to all shareholders of record will be supported.

B. Fair price provisions - Provisions that guarantee an equal price to all shareholders will be supported.

4. Non-routine proposals - Issues in this category are more likely to affect the structure and operation of the corporation and, therefore have a greater impact on the value of the shareholders’ investment. All situations will be viewed individually and independently with the focus on the financial interest of the shareholders.

Various factors will contribute in the decision-making process assessing the financial interest of the shareholders. Consideration should be given first and foremost to the board of directors. The board of directors oversees the management of the company, makes decisions on the most important issues and is a representative of the shareholders. To the degree that the board is independent (defined as at least 75% of members are independent, having no personal or business relationship with management, as defined by the relevant exchange), capable and dedicated to the shareholders, support should be for the board’s recommendations.

Management’s record, strategy and tenure will contribute in the decision-making process. The tendency will be to side with management if, in the past, it has shown the intent and ability to maximize shareholder wealth over the long term. Management will not be judged on a quarter-by-quarter basis, but judged on decisions that are consistent with the long-term interests of the shareholders of the company.

The following are specific issues that directly impact the financial interest of the shareholders.

A. Board of Directors

a. Uncontested elections - The Funds will support management’s slate during uncontested elections if the board is independent. The company is the best judge of who is able and available to serve, and who will work well together.

b. Contested elections - will be evaluated on a case-by-case basis. Both slates of candidates will be evaluated based on a thorough analysis of each contesting side.

c. Independent compensation committee - an independent committee will best represent shareholder interests and guards against conflicts of interest in executive pay decisions. An independent or majority independent committee will have no financial interest in the outcome. The Funds will support proposals for independent compensation committees.

d. Independent nominating committee - The Funds believe that independent directors selected by a committee of independent directors will be more likely to question the CEO’s business judgment. Therefore, the Funds will support proposals for independent nominating committees.

e. Classified boards - A typical classified board is divided into 3 groups with one group standing for election every third year. The Funds believe that shareholders benefit from the structure as classified boards provide stability of leadership and continuity of management and policy that is crucial when evaluating company issues. Therefore, the Funds’ policy is to support classified boards.

f. Cumulative voting - Under cumulative voting, shareholders are entitled to a number of votes equal to the number of board seats open for election, times the number of shares held. The votes can be cast for one nominee or apportion them, equally or not, amongst the nominees. The Funds believe that each director should act for the benefit of all shareholders and therefore should not be elected by a special group of shareholders. As a result, the Funds do not support cumulative voting. Directors have the fiduciary responsibility to protect and enhance the interests of all shareholders. The potential disruption caused by a minority director with a special agenda is potentially damaging to a majority of shareholders. Directors should act in the benefit of the majority, not the minority.

APPENDIX A

g. Independent boards - The Funds believe independent boards will permit clear and independent decision-making, benefiting shareholders’ long-term interests. Board members who are independent are more likely to protect shareholders’ interests than company executives or other insiders. An “independent director” is defined as an individual who has had no personal or business relationship with management, as defined by the relevant exchange. While the Funds’ policy is to generally support independent boards, there is no objection to including up to 25% of insiders or affiliated outsiders on the board. Inside directors have intimate knowledge of the company that will be beneficial during discussions of the company’s long-term prospects. If the board is less than 75% independent, the Funds will withhold their vote for non-CEO board members that are not independent.

h. Separate chairman, CEO positions - Proponents contend that an individual with both positions is accountable to no one. The CEO is a management employee, responsible for day-to-day operations, implementing corporate strategy, and accountable to the board. The chairman is responsible for the overall direction of the company, protecting the shareholders’ interests, evaluating the performance of the CEO, and is accountable to the shareholders.

Opponents contend it would dilute the power of the CEO to provide effective leadership, create a potential rivalry between the two positions leading to compromise rather than decisive action, insulate the CEO from being held accountable by the board if the chairman is overprotective, and finally, may cause confusion by having two public spokesmen. Despite the widespread use of this structure in Britain, it is relatively revolutionary in the U.S. If the board is independent, the Funds will support the company’s recommendation regarding separate chairman, CEO positions. Other situations will be evaluated on a case-by-case basis.

i. Minimum director stock / fund ownership - proponents contend that a director’s interests will be more aligned with shareholders if the director has a personal stake in the company. Additionally, many companies are providing part of their compensation in the form of stock for directors.

Opponents contend that minimum stock/fund ownership requirements will restrict the search to qualified, wealthy board candidates. This could eliminate other candidates who may not be able to pay the price of the required stock.

The Funds will not support proposals for minimum director stock ownership.

j. Majority vote to elect directors - Shareholder concern about director elections is an outgrowth of their concern about director accountability in the aftermath of corporate scandals. Opponents argue that because of the “holdover” provision applicable to most directors, a resignation policy could be more effective in actually effecting the removal of an unpopular director. Proponents maintain that a resignation policy approach still leaves such a director technically “elected” and puts the onus on other board members to take action against one of their colleagues.

The Funds will support proposals for a majority vote requirement to elect directors.

k. Increase/decrease size of board - The board and management are in the best position to determine the structure for the board. If the board is independent, the Funds will support proposals to increase or decrease the size of the board. All other proposals will be reviewed on a case-by-case basis.

l. Limit number of boards served - The board and management are in the best position to determine the structure for the board. The Funds will not support proposals to limit the number of boards a director may serve on.

m. Term limits - Opponents of term limits sustain that the board and management are in the best position to determine a workable, efficient structure for the board. Furthermore, shareholders may approve or disapprove of certain directors with their vote at annual meetings. The board should be free to identify the individuals who will best serve the shareholders. Supporters of term limits say that limiting the number of years that a director can serve on the board provides a built-in mechanism to force turnover. A structure that specifically limits the period of time a director can serve provides opportunities for recruiting directors with new ideas and perspectives.

The Funds will not support proposals to institute term limits.

APPENDIX A

B. Executive / Director compensation

a. Incentive/Stock option plans (establish, amend, add) - proponents contend that incentive/stock option plans are designed to attract, hold and motivate management. Shareholders generally favor these plans, as top managers should have a stake in their company that ties compensation to performance. By aligning management’s interests with shareholders toward a goal of increasing shareholder value, better returns usually result.

Opponents contend that incentive/stock option plans may dilute the shareholders’ claim on profits and assets and may lead to a shift in the balance of voting control. Additionally, easily attainable incentive goals may not provide the necessary incentive for management.

If the board is independent and if the company has performed well over the previous 3- or 5- year period, the Funds will generally support these plans. However, the Funds will not support plans that permit:

•	Dilution in excess of the company’s peer group, unless overall executive compensation levels (including the value of the options) are at or below the peer group; or

•	Repricing/replacing underwater options

b. Discounted stock options - options that may be exercised at prices below the stock’s fair market value on the award date. Sometimes called non-qualified options, these options are granted “in-the-money” or immediately exercisable for a profit. The Funds do not support discounted stock options, as they do not give management much incentive to increase share value, while the purpose of granting stock options is to align executives’ interests with those of the shareholders.

c. Exchange of underwater options - options with an exercise price higher than the market price are considered “underwater” and, needless to say, unattractive. The Funds do not support the exchange of underwater options that result in a financial gain to the participants since other shareholders have no such protection from falling stock prices and since executives would bear no risk if management is willing to bail them out when the stock price falls. The Funds will support the exchange of underwater options that do not result in a financial gain to the participants.

d. Cap or limit executive and director pay - The Funds will not support capping or limiting executive or director pay. Pay flexibility is necessary to motivate and retain top quality executives and align shareholder and management interests.

e. Link pay to performance - Proponents contend that by linking pay to performance management’s interests will be aligned with shareholders. Management with compensation packages containing little volatility or risk may have a goal other than maximizing shareholder wealth. As a result, the Funds will support proposals to link pay to performance.

f. Golden parachute provisions - provide severance payments to top executives who are terminated or demoted after a change in control (takeover). They provide some financial security to executives relieving potential anxiety as they negotiate and impartially evaluate future takeover bids. This provision will allow executives to not oppose a merger that might be in the best interests of the shareholders but may cost them their job. Parachutes may also benefit shareholders as they aid in the attraction and retention of managers.

However, opponents contend the existence of these provisions can discourage takeover attempts, as significant sums may have to be paid to company executives. Executives are already well paid to manage the company and should not have an extra reward. Additionally, shareholder approval is generally not necessary for enactment of this provision.

Properly conceived, golden parachutes can free management to act in the best interests of shareholders. Often, however, it is clearly an attempt to raise the cost to a third party of acquiring the company. Other criteria for analyzing the actual approval of parachute plans might include necessity, breadth of participation, payout size, sensitivity of triggers and leveraged buyout restrictions. If the board is independent and the company has performed well over the previous 3- or 5-year period, the Funds will support golden parachute provisions.

APPENDIX A

g. Expensing stock options - Proponents argue that expensing stock options would more accurately reflect the company’s earnings and would lead to better comparisons among companies. Furthermore, expensing options would rein in what many consider to be the excessive use of stock options as compensation for executives.

Opponents argue that expensing stock options will ultimately hurt rank and file employees who currently receive stock options and will do little to curb accounting irregularities. Companies are more likely to cut back on option grants if they are considered an expense, and such cutbacks will probably come from grants to regular employees. In addition, opponents contend there is no reliable, accurate and standard way to calculate the value of stock options and say that options are not a company expense, but rather a cost incurred by shareholders in the form of dilution, which is reflected in the form of lower earnings per share. Finally, they also note that the effect of stock options is already disclosed in the notes to the company’s financial statements.

The Funds will support management’s recommendations on this issue as management, along with their auditors and board, are in the best position to determine the competitive impact on their firm and determine appropriate accounting policies in compliance with FASB rules.

h. Executive incentive bonus plans - Section 162(m) of the Internal Revenue Code prohibits companies from deducting more than $1 million in compensation paid to each of the top five executives, unless the compensation is paid under a performance-based, shareholder approved plan. To maintain compliance, these performance-based plans require shareholder approval every five years.

Cash bonus plans can be an important part of an executive’s overall pay package, along with stock-based plans tied to long-term total shareholder returns. Over the long term, stock prices are an excellent indicator of management performance. However, other factors, such as economic conditions and investor reaction to the stock market in general, and certain industries in particular, can greatly impact the company’s stock price. As a result, a cash bonus plan can effectively reward individual performance and the achievement of business unit objectives that are independent of short-term market share price fluctuations. Moreover, preservation of the full deductibility of all compensation paid reduces the company’s corporate tax obligation.

Generally, the Funds will support these performance-based plans. However, if the compensation committee is not 100% independent, the proposal will be decided on a case-by-case basis.

i. Supplemental executive retirement plans (SERPs) - Supplemental executive retirement plans (SERPs) are special pension benefits for executives, paid in excess of IRS deductibility limitations and exempt from provisions within the Employee Retirement and Income Security Act (ERISA). SERPs are unfunded plans and payable out of the company’s general assets. The ability of a company to offer a SERP could affect the company’s ability to compete for qualified senior executives, and could place the company at a competitive disadvantage to its peers. Companies note that it is particularly critical for a company to retain the ability to offer SERPs when hiring an executive who must forfeit substantial retirement benefits that he or she has accrued at a previous employer.

Opponents contend that such benefits are unnecessary given the high levels of executive compensation at most companies.

Generally, the Funds will support SERPs. However, if the compensation committee is not 100% independent, the proposal will be decided on a case-by-case basis.

C. RIC Contracts and Policies

a. Investment Advisory Contracts - All proposals regarding new investment advisory contracts or amendments to existing contracts will be reviewed on a case-by-case basis. Due to the complex and varied nature of these proposals, the principal emphasis will be on the financial ramifications of the proposal for the Funds’ shareholders.

b. Distribution Plans - All proposals pertaining to a RIC’s distribution plan will be reviewed on a case-by-case basis, weighing any proposed additional fees to be paid by shareholders against the potential benefits. The analysis will foremost consider the effects of the proposal on the shareholders.

APPENDIX A

c. Fundamental Objectives / Policies - All proposals regarding the fundamental investment objectives or policies of a RIC will be reviewed on a case-by-case basis. Due to the complex and varied nature of these proposals, the principal emphasis will be on the financial ramifications of the proposal for the shareholders.

D. Confidential voting - The Funds believe that confidential voting restricts communication between shareholders and management. Additionally, the system of free and open proxy voting protects shareholder interests and ensures that the fiduciary obligations of investment funds are met. These representatives are then fully accountable to their constituents. Confidential voting is also expensive, as voting must be tabulated by a third party before presentation. The Funds will not support confidential voting. Management cannot address shareholder concerns if they cannot identify the dissenting voters. Undue pressure will not be condoned but our concern is that communication might be diminished during a time when shareholders are considering significant issues. Implementing confidential voting is not an acceptable tradeoff for the potential loss of open dialogue.

E. Supermajority-voting provisions - Proponents contend that a broad agreement should be reached on issues that may have a significant impact on the company. Supermajority vote requirements usually require a level of voting approval in excess of a simple majority of the outstanding shares. Usually this range is from 66% to 80%, but in some cases even higher.

Opponents contend that supermajority-voting provisions detract from a simple majority’s power to enforce its will. In many cases, the supermajority requirement will make it impossible to repeal or enact proposals due to the number of votes needed. Matters of corporate policy, a sale of assets or a sale of the entire company should ordinarily only require a majority of shareholders.

The Funds will support supermajority provisions up to 67%. All situations regarding supermajority-voting provisions larger than 67% will be reviewed on a case-by-case basis.

F. Anti-takeover proposals - Poison pills, preemptive rights, fair pricing and dual class voting provisions force potential bidders to deal directly with the board of directors. The board’s role is to protect shareholders against unfair and unequal treatment and guard against partial tender offers and other abusive tactics. Fair and equitable offers will not be prevented and will equally benefit all shareholders.

a. Poison pills (Shareholder rights plans) - protect shareholders from coercive and unfair offers. Therefore, all shareholders should receive a better/fairer offer. If the board is independent, the Funds will support poison pills. If the board is not independent, each situation involving poison pills will be decided on a case-by-case basis.

b. Preemptive rights - enable shareholders to retain the same percentage of ownership during additional stock offerings. This eliminates the effect of dilution on the shareholder. The Funds will support preemptive rights.

c. Fair pricing provisions - require that if offers are not approved by the board, the bidder must pay the same “fair” price for all shares purchased. The fair price is usually defined as the highest price paid by the bidder for shares acquired before the start of the tender offer. This provision attempts to prevent “two-tiered” offers in which the bidder offers a premium for sufficient shares to gain control then offers a much lower price to the remaining holders. The Funds will support fair pricing provisions.

d. Dual class voting provisions - create unequal voting rights among different shareholders. These provisions allow companies to raise capital and expand while letting management maintain control without fear of being acquired. However, these provisions enable management to become entrenched, as it is an anti-takeover mechanism. With management controlling the voting power, no one will pay a premium for shares of a company when there is no way for them to obtain voting control of the company. The Funds will not support dual class voting provisions.

APPENDIX A

G. Stock related proposals

a. Increase authorized common/preferred stock - A request for additional shares of stock was, in the past, considered a routine voting item. Companies usually state it is for a specific use, such as a stock split, acquisition or for “general corporate purposes.” However, an abundance of authorized but unissued shares can become an anti-takeover measure, such as implementing a poison pill or placing a large block of stock with a friendly holder to maintain control.

If the board is independent, the Funds will support increases in common/preferred stock. The authorization will give companies the ability and flexibility to finance corporate growth. If the board is not independent, the Funds will not support increases in common/preferred stock.

b. Targeted share placements - the issuance of a specific block of company securities to a friendly shareholder. These placements are often used to defend against an unfriendly takeover or to obtain favorable financing and may be executed using common stock, preferred stock or convertible securities. Targeted share placements are often less expensive to execute than issuing stock, they do not require the high interest rates of traditional debt and a placement can be structured for the benefit of the limited number of parties. Additionally, share placements can be executed fairly quickly and shareholder approval is not required.

Opponents contend targeted placements give selected shareholders an unfair access to valuable securities while diluting current shareholder’s proportional ownership and voting interests. Additionally, critics contend that not only do targeted share placements serve to entrench management, but also the holder of the share placement may have a senior claim or return from company assets.

All situations regarding targeted share placements will be reviewed on a case-by-case basis. Since such stock could be used to dilute the ownership rights of current shareholders, shareholders should have the opportunity to analyze the proposal to determine whether it is in their best economic interests.

H. Mergers, Acquisitions, Restructurings - These transactions involve fundamental changes in the structure and allocation of a company’s assets. Financial considerations are foremost in these transactions but ERISA fiduciaries are not obligated to take an offer if they feel the long-term interests of the Funds, as a shareholder will be best served by the company continuing as is.

All situations regarding mergers, acquisitions, or restructuring will be reviewed on a case-by-case basis. Due to the complexity and company-specific nature of these proposals, the principal emphasis will be on the financial ramifications of the proposal.

5. Other Business - The Funds will support management with respect to “Other Business.”

6. Adjourn Meeting - The Funds will support management with respect to proposals to adjourn the shareholder meeting.

All other issues will be decided on a case-by-case basis. As with other non-routine proposals, decisions will be based primarily on management and board responsiveness to enhancing shareholder wealth.

Issues requiring analysis on a case-by-case basis will be voted according to the Consultant’s recommendation when the Funds own less than 1% of the company’s outstanding shares and less than $3 million of the company’s market capitalization.

International Funds - Procedures

1. Voting - The International Funds’ Boards of Trustees have delegated proxy voting to the International Subadvisers. Each International Fund has adopted the proxy voting policies and procedures of its respective subadvisers. The Manager maintains copies of the International Subadvisers’ policies and will periodically check the voting record for adherence to the policies. If any discrepancies are noted, the Manager will follow up with the International Subadviser.

2. Conflicts of Interest - Each International Subadviser receives from the Manager the list of affiliated persons for each International Fund. Any proxy proposal involving an entity on this list could be considered to represent a conflict of interest between a) the Manager, an International Subadviser, the distributor or any of their affiliates and b) Fund shareholders. If an International Subadviser receives a proxy involving one of these entities, it will notify the Manager and forward all proxy materials for consideration by the applicable Fund’s Board of Trustees. The Board of Trustees will decide the Fund’s voting position in consultation with the Manager and the International Subadviser.

If an unforeseen conflict pertaining to a particular proxy proposal becomes apparent, the International Subadviser will notify the Manager and forward all proxy materials for consideration by the applicable Fund’s Board of Trustees. The Board of Trustees will decide the Fund’s voting position in consultation with the Manager and the International Subadviser.

All Funds - Other Procedures

1. Recordkeeping - Records of all votes will be maintained by a) the Consultant for the Domestic Funds and b) the International Subadvisers for the International Funds. Documentation of all votes for the Domestic Funds will be maintained by the Manager and the Consultant. Such documentation will include the recommendations of the Subadvisers along with pertinent supporting comments and letters, the Policy, the proxy voting policies and procedures of the International Subadvisers, any and all company reports provided by proxy advisory consulting services, additional information gathered by the Manager, minutes from any meeting at which the Boards of Trustees considered a voting matter, the conclusion and final vote.

2. Disclosure - The Manager, in conjunction with the Consultant, will compile the Funds’ proxy voting record for each year ended June 30 and file the required information with the SEC via Form N-PX by August 31. The Manager will include a summary of the Policy and/or the proxy voting policies and procedures of the International Subadvisers, as applicable, in each Fund’s Statement of Additional Information (“SAI”). In each Fund’s annual and semi-annual reports to shareholders, the Manager will disclose that a description of the Policy and/or the proxy voting policies and procedures of the International Subadvisers, as applicable, is a) available upon request, without charge, by toll-free telephone request, b) on the Funds’ website (if applicable), and c) on the SEC’s website in the SAI. The SAI and shareholder reports will also disclose that the Funds’ proxy voting record is available by toll-free telephone request (or on the Funds’ website) and on the SEC’s website by way of the Form N-PX. Within three business days of receiving a request, the Manager will send a copy of the policy description or voting record by first-class mail.

3. Board Oversight - On at least an annual basis, the Manager will present a summary of the voting records of the Funds to the Boards of Trustees for their review. The Boards of Trustees will annually consider for approval the Policy and the proxy voting policies and procedures of the International Subadvisers. In addition, the Manager and International Subadvisers will notify the Board of any material changes to the proxy voting policies and procedures.

AMERICAN BEACON FUNDS

PART C. OTHER INFORMATION

Item 23.	Exhibits

(a)	Amended and Restated Declaration of Trust, dated November 1, 2004 – (xxii)

(b)	Bylaws – (iv)

(c)	Voting trust agreement – none

(d)(i)(A)	Fund Management Agreement between American AAdvantage Funds and AMR Investment Services, Inc., dated April 3, 1987#

(i)(B)	Supplement to Fund Management Agreement, dated August 1, 1994 – (iv)

(i)(C)	Supplement to Fund Management Agreement, dated August 1, 1995 – (iv)

(i)(D)	Supplement to Fund Management Agreement, dated November 1, 1995 – (vii)

(i)(E)	Amendment to Schedule A of Fund Management Agreement, dated December 1, 1995 – (i)

(i)(F)	Supplement to Fund Management Agreement, dated December 17, 1996 – (ii)

(i)(G)	Supplement to Fund Management Agreement, dated July 25, 1997 – (iii)

(i)(H)	Supplement to Fund Management Agreement, dated September 1, 1998 – (vi)

(i)(I)	Supplement to Fund Management Agreement, dated January 1, 1999 – (vii)

(i)(J)	Supplemental Terms and Conditions to the Management Agreement, dated – May 19, 2000 – (ix)

(i)(K)	Supplement to Fund Management Agreement, dated November 16, 2000 – (xi)

(i)(L)	Supplement to Fund Management Agreement, dated October 17, 2001 – (xiv)

(i)(M)	Supplement to Fund Management Agreement, dated May 28, 2002 – (xvi)

(i)(N)	Supplement to Fund Management Agreement, dated May 13, 2003 – (xix)

(i)(O)	Supplement to Fund Management Agreement, dated February 9, 2004 – (xxi)

(i)(P)	Supplement to Fund Management Agreement, dated February 17, 2006 – (xxvii)

(ii)(A)	Investment Advisory Agreement between AMR Investment Services, Inc. and Templeton Investment Counsel, Inc., dated November 1, 1995 – (iv)

(ii)(B)	Investment Advisory Agreement between AMR Investment Services, Inc. and Barrow, Hanley, Mewhinney & Strauss, Inc., dated November 1, 1995 – (iv)

(ii)(C)	Investment Advisory Agreement between AMR Investment Services, Inc. and Lazard Asset Management, dated March 1, 1999 – (vii)

(ii)(D)	Investment Advisory Agreement between AMR Investment Services, Inc. and Goldman, Sachs & Company, Inc., dated July 31, 2000 – (x)

(ii)(E)	Investment Advisory Agreement between AMR Investment Services, Inc. and J.P. Morgan Investment Management Inc., dated July 31, 2000 – (x)

(ii)(F)	Investment Advisory Agreement between AMR Investment Services, Inc. and Morgan Stanley Dean Witter Investment Management Inc., dated July 31, 2000 – (x)

(ii)(G)	Investment Advisory Agreement between AMR Investment Services, Inc. and The Boston Company Asset Management, LLC, dated July 31, 2000 – (x)

(ii)(H)	Investment Advisory Agreement between AMR Investment Services, Inc. and Post Advisory Group, LLC, dated October 15, 2003 – (xx)

(ii)(I)	Investment Advisory Agreement between AMR Investment Services, Inc. and Metropolitan West Capital Management, LLC, dated November 30, 2000 – (xi)

(ii)(J)	Investment Advisory Agreement between AMR Investment Services, Inc. and Causeway Capital Management LLC, dated August 31, 2001 – (xiv)

(ii)(K)	Investment Advisory Agreement between AMR Investment Services, Inc. and Hotchkis and Wiley Capital Management, LLC, dated October 9, 2001 – (xiv)

(ii)(L)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Templeton Investment Counsel, LLC, dated January 1, 2001 – (xvii)

(ii)(M)	Investment Advisory Agreement between AMR Investment Services, Inc. and Brandywine Asset Management, LLC, dated October 12, 2001 – (xv)

(ii)(N)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Lazard Asset Management, dated January 1, 2003 – (xvii)

(ii)(O)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Barrow, Hanley, Mewhinney & Strauss, Inc., dated January 1, 2003 – (xvii)

(ii)(P)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Brandywine Asset Management, LLC, dated January 1, 2003 – (xvii)

(ii)(Q)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Goldman, Sachs & Company, Inc., dated January 1, 2003 – (xvii)

(ii)(R)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and J.P. Morgan Investment Management Inc., dated January 1, 2003 – (xvii)

(ii)(S)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Metropolitan West Capital Management, LLC, dated January 1, 2003 – (xvii)

(ii)(T)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Morgan Stanley Investment Management Inc. f/k/a Morgan Stanley Dean Witter Investment Management Inc., dated January 1, 2003 – (xvii)

(ii)(U)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and The Boston Company Asset Management, LLC, dated January 1, 2003 – (xvii)

(ii)(V)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Templeton Investment Counsel, LLC, dated January 1, 2003 – (xvii)

(ii)(W)	Investment Advisory Agreement between AMR Investment Services, Inc. and Calamos Asset Management, Inc., dated June 30, 2003 – (xix)

(ii)(X)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Lazard Asset Management, dated January 13, 2003 – (xix)

(ii)(Y)	Assumption Agreement between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P., dated March 28, 2003 – (xix)

(ii)(Z)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Barrow, Hanley, Mewhinney & Strauss, Inc., dated September 1, 2003 – (xx)

(ii)(AA)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Morgan Stanley Investment Management Inc., dated September 1, 2003 – (xx)

(ii)(BB)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Barrow, Hanley, Mewhinney & Strauss, Inc., dated June 30, 2004 – (xxi)

(ii)(CC)	Investment Advisory Agreement between AMR Investment Services, Inc. and Brown Brothers Harriman & Co., dated June 30, 2004 – (xxi)

(ii)(DD)	Investment Advisory Agreement between AMR Investment Services, Inc. and NISA Investment Advisors, L.L.C., dated June 30, 2004 – (xxi)

(ii)(EE)	Investment Advisory Agreement between AMR Investment Services, Inc. and Pzena Investment Management, LLC, dated June 30, 2004 – (xxi)

(ii)(FF)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and The Boston Company Asset Management, LLC, dated August 27, 2004 – (xxii)

(ii)(GG)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and The Boston Company Asset Management, LLC, dated November 29, 2004 – (xxii)

(ii)(HH)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and J.P. Morgan Investment Management Inc., dated February 9, 2004 – (xxii)

(ii)(II)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and J.P. Morgan Investment Management Inc., dated July 30, 2004 – (xxii)

(ii)(JJ)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Pzena Investment Management, LLC, dated June 30, 2004 – (xxii)

(ii)(KK)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Brown Brothers Harriman & Co., dated June 30, 2004 – (xxii)

(ii)(LL)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and NISA Investment Advisors, LLC, dated August 27, 2004 – (xxii)

(ii)(MM)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Post Advisory Group, LLC, dated June 1, 2004 – (xxii)

(ii)(NN)	Investment Advisory Agreement between AMR Investment Services, Inc. and Opus Capital Management, Inc., dated January 31, 2005 – (xxiii)

(ii)(OO)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Goldman Sachs Asset Management, L.P., dated February 9, 2005 – (xxiii)

(ii)(PP)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Brandywine Asset Management, LLC, dated February 9, 2004 – (xxiii)

(ii)(QQ)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Calamos Asset Management, Inc., dated February 9, 2004 – (xxiii)

(ii)(RR)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Hotchkis and Wiley Capital Management, LLC, dated February 9, 2004 – (xxiii)

(ii)(SS)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Lazard Asset Management LLC, dated February 9, 2004 – (xxiii)

(ii)(TT)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Metropolitan West Capital Management, LLC, dated February 9, 2004 – (xxiii)

(ii)(UU)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Morgan Stanley Investment Management Inc., dated February 9, 2004 – (xxiii)

(ii)(VV)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Post Advisory Group, LLC, dated February 9, 2004 – (xxiii)

(ii)(WW)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Templeton Investment Counsel, LLC, dated February 9, 2004 – (xxiii)

(ii)(XX)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and The Boston Company Asset Management, LLC, dated February 9, 2004 – (xxiii)

(ii)(YY)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Causeway Capital Management LLC, dated February 9, 2004 – (xxiii)

(ii)(ZZ)	Investment Advisory Agreement between American Beacon Advisors, Inc. and Dreman Value Management, LLC, dated August 30, 2005 – (xxiv)

(ii)(AAA)	Amendment to Investment Advisory Agreement between American Beacon Advisors, Inc. and Metropolitan West Capital Management, LLC, dated August 30, 2005 – (xxiv)

(ii)(BBB)	Investment Advisory Agreement between American Beacon Advisors, Inc. and SSgA Funds Management, Inc., dated August 30, 2005 – (xxiv)

(ii)(CCC)	Investment Advisory Agreement between American Beacon Advisors, Inc. and PanAgora Asset Management, Inc. – (xxvii)

(iii)(A)	Amended and Restated Administrative Services Agreement between the American AAdvantage Funds and AMR Investment Services, Inc., dated March 1, 2002 – (xv)

(iii)(B)	Amendment to Schedule A of the Administrative Services Agreement between the American AAdvantage Funds and AMR Investment Services, Inc., dated May 13, 2003 – (xix)

(iii)(C)	Amendment to Schedule A of the Administrative Services Agreement between the American AAdvantage Funds and AMR Investment Services, Inc., dated February 9, 2004 – (xx)

(iv)(A)	Administrative Services Plan for the Platinum Class – (iv)

(iv)(B)	Administrative Services Plan for the Cash Management Class – (xv)

(iv)(C)	Supplement to Administrative Services Plan for the Platinum Class, dated September 27, 2002 – (xvi)

(iv)(D)	Administrative Services Plan for the Brown Brothers Harriman Class – to be filed

(v)(A)	Master-Feeder Participation Agreement among Small Cap Index Fund, International Equity Index Fund, Quantitative Master Series Trust, and Princeton Funds Distributor, Inc., dated July 31, 2000 – (ix)

(v)(B)	Master-Feeder Participation Agreement among S&P 500 Index Fund, Equity 500 Index Portfolio and SSgA Funds Management, Inc., dated May 1, 2001 – (xv)

(e)	Distribution Agreement among the American Beacon Funds, the American Beacon Mileage Funds, the American Beacon Select Funds and Foreside Fund Services, LLC, dated March 1, 2005 – (xxiii)

(f)	Bonus, profit sharing or pension plans – none

(g)(i)	Custodian Agreement between the American AAdvantage Funds and State Street Bank and Trust Company, dated December 1, 1997 – (v)

(ii)	Amendment to Custodian Agreement to add Small Cap Value Fund, dated January 1, 1999 – (ix)

(iii)	Amendment to Custodian Agreement to add Large Cap Growth, Emerging Markets, Small Cap Index and International Equity Index series of the American AAdvantage Funds, dated July 31, 2000 – (xvii)

(iv)	Amendment to Custodian Agreement to add High Yield Bond Fund, dated December 29, 2000 – (xi)

(v)	Amendment to Custodian Agreement to reflect amendments to Rule 17f-5 and addition of Rule 17f-7 of the 1940 Act, dated June 1, 2001 – (xvii)

(vi)	Amendment to Custodian Agreement to add Enhanced Income Fund, dated July 1, 2003 – (xix)

(vii)	Amendment to Custodian Agreement to add Mid-Cap Value Fund and Treasury Inflation Protected Securities Fund, dated June 30, 2004 – (xxi)

(viii)	Amendment to Custodian Agreement to add Small Cap Value Opportunity Fund, dated March 31, 2006 - (xxvii)

(h)(i)	Transfer Agency and Service Agreement between the American AAdvantage Funds and State Street Bank and Trust Company, dated January 1, 1998 - (v)

(ii)	Amendment to Transfer Agency Agreement to add Small Cap Value Fund, dated January 1, 1999 – (ix)

(iii)	Amendment to Transfer Agency Agreement to add four new AAdvantage Funds, dated July 31, 2000 – (xvii)

(iv)	Amendment to Transfer Agency Agreement to add High Yield Bond Fund, dated December 29, 2000 – (xi)

(v)	Amendment to Transfer Agency Agreement regarding anti-money laundering procedures, dated September 24, 2002 – (xvii)

(vi)	Securities Lending Authorization Agreement between American AAdvantage Funds and State Street Bank and Trust Company, dated January 2, 1998 – (v)

(vii)	Amendment to Securities Lending Authorization Agreement to add Large Cap Growth Fund and Emerging Markets Fund, dated July 31, 2000 – (xi)

(viii)	Amendment to Securities Lending Authorization Agreement to add Small Cap Value Fund, dated January 1, 1999 – (xii)

(ix)	Service Plan Agreement for the American AAdvantage Funds PlanAhead Class, dated August 1, 1994 – (iv)

(x)	Credit Agreement between AMR Investment Services Trust, American AAdvantage Funds, American AAdvantage Mileage Funds, and AMR Investment Services, Inc., dated December 1, 1999 – (vii)

(xi)	Amendment to Credit Agreement to add Large Cap Growth, Emerging Markets, Small Cap Index and International Equity Index Funds, dated July 31, 2000 – (ix)

(xii)	Amendment to Credit Agreement to add High Yield Bond Fund, dated December 28, 2000 – (xi)

(xiii)	Amendment to Credit Agreement to remove master-feeder funds, dated March 1, 2002 – (xvi)

(xiv)	Administrative Services Agreement among American AAdvantage Funds, American AAdvantage Mileage Funds, AMR Investment Services Trust, AMR Investment Services, Inc. and State Street Bank and Trust Company, dated November 29, 1999 – (vii)

(xv)	Purchase Agreement between American AAdvantage Funds and John H. Harland Company, dated December 1, 2001 – (xv)

(xvi)	Service Plan Agreement for the American AAdvantage Funds Service Class, dated February 21, 2003 – (xviii)

(xvii)	Amendment to Transfer Agency and Service Agreement to add Enhanced Income Fund, dated July 1, 2003 – (xix)

(xviii)	Amendment to Credit Agreement to add Enhanced Income Fund, dated July 1, 2003 – (xix)

(xix)	Securities Lending Agency and Collateral Management Agreement between American AAdvantage Funds, on behalf of High Yield Bond Fund, and Metropolitan West Securities, LLC, dated January 3, 2004 – (xx)

(xx)	Indemnity Agreement between Wachovia Bank, N.A. and American AAdvantage High Yield Bond Fund, dated January 13, 2004 – (xx)

(xxi)	Amendment to Transfer Agency and Service Agreement to add Mid-Cap Value Fund and Treasury Inflation Protected Securities Fund, dated June 30, 2004 – (xxi)

(xxii)	Amendment to Securities Lending Authorization Agreement to add Mid-Cap Value Fund, dated June 30, 2004 – (xxi)

(xxiii)	Amendment to Administrative Services Agreement among American AAdvantage Funds, American AAdvantage Mileage Funds, AMR Investment Services Trust, AMR Investment Services, Inc. and State Street Bank and Trust Company to add Mid-Cap Value Fund and Emerging Markets Fund, dated June 30, 2004 – (xxi)

(xxiv)	Amendment to Securities Lending Authorization Agreement regarding lending in new countries, dated August 12, 2005 – (xxiv)

(xxv)	Amendment to Transfer Agency and Service Agreement to add Small Cap Value Opportunity Fund, dated March 31, 2006 – (xxvii)

(xxvi)	Amendment to Securities Lending Authorization Agreement to add Small Cap Value Opportunity Fund, dated March 31, 2006 – (xxvii)

(i)	Opinion and consent of counsel – to be filed

(j)	Consent of Independent Auditors – to be filed

(k)	Financial statements omitted from prospectus - none

(l)	Letter of investment intent – (iv)

(m)(i)	Plan pursuant to Rule 12b-1 for the Institutional, Cash Management, PlanAhead and AMR Classes – (iv)

(ii)	Plan pursuant to Rule 12b-1 for the Platinum Class – (iv)

(iii)	Plan pursuant to Rule 12b-1 for the Service Class – (xviii)

(n)(i)	Amended and Restated Plan pursuant to Rule 18f-3 – (iv)

(ii)	Amended and Restated Plan pursuant to Rule 18f-3, dated December 1, 2001 – (xv)

(iii)	Amended and Restated Plan pursuant to Rule 18f-3, dated May 1, 2003 – (xix)

(p)(i)	Code of Ethics of Registrant, American Beacon Mileage Funds, American Beacon Select Funds and American Beacon Master Trust, dated September 29, 2006 – to be filed

(ii)	Code of Ethics of American Beacon Advisors, Inc., dated November 15, 2006 – to be filed

(iii)	Code of Ethics of State Street Master Funds, dated September 16, 2004 – (xxiii)

(iv)	Code of Ethics of Merrill Lynch Investment Managers, dated January 2004 – (xxiii)

(v)	Code of Ethics of Brandywine Asset Management, LLC, dated June 2004 – (xxiii)

(vi)	Code of Ethics of Mellon Financial Corporation, parent company of The Boston Company Asset Management, LLC, dated January 2005 – (xxiii)

(vii)	Code of Ethics of Barrow, Hanley, Mewhinney & Strauss, Inc., dated December 31, 2004 – (xxv)

(viii)	Code of Ethics of Lazard Asset Management LLC, dated May 2005 – (xxv)

(ix)	Code of Ethics of Hotchkis and Wiley Capital Management, LLC, dated February 1, 2005 – (xxiii)

(x)	Code of Ethics of Causeway Capital Management LLC, dated April 25, 2005 – (xxv)

(xi)	Code of Ethics of J.P. Morgan Investment Management Inc., dated May 20, 2005 – (xxv)

(xii)	Code of Ethics of Goldman Sachs Asset Management, L.P., dated November 4, 2004 – (xxiii)

(xiii)	Code of Ethics of Metropolitan West Capital Management, LLC, dated October 4, 2004 – (xxiii)

(xiv)	Code of Ethics of Morgan Stanley Investment Management, dated December 31, 2004 – (xxiii)

(xv)	Code of Ethics of Post Advisory Group, dated August 1, 2004 – (xxiii)

(xvi)	Code of Ethics of Franklin Templeton Investments, dated December 2004 – (xxiii)

(xvii)	Code of Ethics of Calamos Advisors, LLC, dated June 30 2005 – (xxv)

(xviii)	Code of Ethics of Brown Brothers Harriman & Co. – (xxiii)

(xix)	Code of Ethics of NISA Investment Advisors, L.L.C., dated September 2004 – (xxiii)

(xx)	Code of Ethics of Pzena Investment Management, LLC, dated February 1, 2005 – (xxiii)

(xxi)	Code of Ethics of Opus Capital Management, Inc., dated January 7, 2005 – (xxiii)

(xxii)	Code of Ethics of Dreman Value Management, LLC – (xxv)

(xxiii)	Code of Ethics of SSgA Funds Management, Inc., dated March 2004 – (xxv)

(xxiv)	Code of Ethics of PanAgora Asset Management, Inc., dated April 1, 2005 – (xxvii)

Other:	Powers of Attorney for Trustees (Alan D. Feld, Stephen D. O’Sullivan, and Kneeland Youngblood) – (ii)

Powers of Attorney for Trustees (R. Gerald Turner) – (xiii)

Powers of Attorney for Trustees (W. Humphrey Bogart, Brenda A. Cline, and Richard A. Massman) – (xxii)

Powers of Attorney for Trustees of the Quantitative Master Series Trust – (xxiii)

Powers of Attorney for Trustees of the State Street Equity 500 Index Portfolio – (viii)

#	Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 31, 1990.
(i)	Incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 22, 1995.
(ii)	Incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on February 13, 1997.
(iii)	Incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on July 1, 1997.
(iv)	Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 18, 1997.
(v)	Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on February 27, 1998.
(vi)	Incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on October 15, 1998.
(vii)	Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 21, 1999.
(viii)	Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2000.
(ix)	Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on July 7, 2000.
(x)	Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on October 11, 2000.

(xi)	Incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 29, 2000.
(xii)	Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on February 28, 2001.
(xiii)	Incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on October 1, 2001.
(xiv)	Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on November 30, 2001.
(xv)	Incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2002.
(xvi)	Incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on October 1, 2002.
(xvii)	Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on February 28, 2003.
(xviii)	Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on May 1, 2003.
(xix)	Incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on July 1, 2003.
(xx)	Incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2004.
(xxi)	Incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on June 30, 2004.
(xxii)	Incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 15, 2004.
(xxiii)	Incorporated by reference to Post-Effective Amendment No. 52 to the Registration Statement of the American Beacon Funds on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2005.

(xxiv)	Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement of the American Beacon Funds on Form N-1A as filed with the Securities and Exchange Commission on September 30, 2005.
(xxv)	Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of the American Beacon Funds on Form N-1A as filed with the Securities and Exchange Commission on November 30, 2005.
(xxvi)	Incorporated by reference to Post-Effective Amendment No. 60 to the Registration Statement of the American Beacon Funds on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2006.
(xxvii)	Incorporated by reference to Post-Effective Amendment No. 62 to the Registration Statement of the American Beacon Funds on Form N-1A as filed with the Securities and Exchange Commission on March 31, 2006.

Item 24.	Persons Controlled by or under Common Control with Registrant

None.

Item 25.	Indemnification

Article XI, Section 2 of the Declaration of Trust of the Trust provides that:

(a) Subject to the exceptions and limitations contained in paragraph (b) below:

(i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as “Covered Person”) shall be indemnified by the appropriate portfolios to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii) the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person:

(i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the applicable Portfolio from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that:

(i) such Covered Person shall have provided appropriate security for such undertaking;

(ii) the Trust is insured against losses arising out of any such advance payments; or

(iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust, not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Portfolio or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Article XII, Section 2 provides that, subject to the provisions of Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

Item 26.	I. Business and Other Connections of Investment Manager

American Beacon Advisors, Inc. (the “Manager”), 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155, offers investment management and administrative services. Information as to the officers and directors of the Manager is included in its current Form ADV (SEC File No. 801-29198) filed with the SEC.

II. Business and Other Connections of Investment Advisers

The investment advisers listed below provide investment advisory services to the Trust.

American Beacon Advisors, Inc., 4151 Amon Carter Blvd., MD 2450, Fort Worth, Texas 76155.

Barrow, Hanley, Mewhinney & Strauss, Inc., 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201.

Brandywine Global Investment Management, LLC, 2929 Arch Street, 8th Floor, Philadelphia, PA 19104.

Brown Brothers Harriman & Co., 50 Wall Street, New York, New York 10005.

Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563.

Causeway Capital Management LLC, 11111 Santa Monica Blvd., Suite 1550, Los Angeles, California 90025.

Dreman Value Management LLC, Harborside Financial Center Plaza 10, Suite 800, Jersey City, New Jersey 07311.

Franklin Advisers, Inc., One Franklin Parkway, San Mateo, CA 94403.

Goldman Sachs Asset Management, L.P., 32 Old Slip, New York, New York 10005.

Hotchkis and Wiley Capital Management, LLC, 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017.

Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112.

Metropolitan West Capital Management, LLC, 610 Newport Center Drive, Suite 1000, Newport Beach, California 92660.

Morgan Stanley Investment Management Inc., 1221 Avenue of the Americas, New York, New York 10020.

NISA Investment Advisors, LLC, 150 N. Meramec Avenue, Suite 640, St. Louis, Missouri 63105.

Opus Capital Group, LLC, One West Fourth Street, Suite 415, Cincinnati, Ohio 45202.

PanAgora Asset Management, Inc., 260 Franklin Street, 22nd Floor, Boston, Massachusetts 02110.

Post Advisory Group, LLC, 11755 Wilshire Blvd., Suite 1400, Los Angeles, California 90025.

Pzena Investment Management, Inc., 120 West 45th Street, 34th Floor, New York, New York 10036.

SSgA Funds Management. Inc., One Lincoln Street, Boston, Massachusetts 02111-2900

Templeton Investment Counsel, LLC, 500 East Broward Boulevard, Suite 2100, Ft. Lauderdale, Florida 33394.

The Boston Company Asset Management, LLC, One Boston Place, 14th Floor, Boston, Massachusetts 02108.

The Renaissance Group LLC, The Baldwin Center, 625 Eden Park Drive, Suuite1200, Cincinnati, OH 45202.

Information as to the officers and directors of each of the above investment advisers is included in that adviser’s current Form ADV filed with the SEC and is incorporated by reference herein.

Item 27.	Principal Underwriter

(a) Foreside Fund Services, LLC (“FFS”), the Trust’s principal underwriter, also serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

Century Capital Management Trust
Forum Funds
Henderson Global Funds
Ironwood Series Trust
Monarch Funds
Sound Shore Fund, Inc.
Bridgeway Funds, Inc.
American Beacon Mileage Funds
American Beacon Select Funds
Wintergreen Fund, Inc.

(b) The following table identifies the officers of FFS and their positions, if any, with the Trust. The business address of each of these individuals (other than Mr. Berthy) is Two Portland Square, 1st Floor, Portland, Maine 04101. Mr. Berthy’s business address is 77 Elmwood Drive, Suite 301, Dayton, Ohio 45459.

Name	Position with Underwriter	Position with Trust
Simon D. Collier	Managing Partner and Principal Executive Officer	None
Carl A. Bright	President and Treasurer	None
Richard J. Berthy	Vice President and Assistant Treasurer	None
Nanette K. Chern	Chief Compliance Officer, Secretary and Vice President	None
Mark A. Fairbanks	Deputy Chief Compliance Officer, Vice President and Assistant Secretary	None

Item 28.	Location of Accounts and Records

The books and other documents required by Section 31(a) under the Investment Company Act of 1940 are maintained in the physical possession of 1) the Trust’s custodian at State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110; 2) the Manager at American Beacon Advisors, Inc., 4151 Amon Carter Blvd., MD 2450, Fort Worth, Texas 76155; 3) the Trust’s transfer agent at Boston Financial Data Services, 330 West 9th St., Kansas City, Missouri 64105; or 4) the Trust’s investment advisers at the addresses listed in Item 26 Part II above.

Item 29.	Management Services

All substantive provisions of any management-related service contract are discussed in Part A or Part B.

Item 30.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 63 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas, on February 2, 2007.

AMERICAN BEACON FUNDS

By:	/s/ William F. Quinn
William F. Quinn
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 63 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ William F. Quinn	President (Principal	February 2, 2007
William F. Quinn	Executive Officer) and Trustee

/s/ Douglas G. Herring	Executive Vice President	February 2, 2007
Douglas G. Herring	and Trustee

/s/ Rebecca L. Harris	Treasurer (Principal	February 2, 2007
Rebecca L. Harris	Financial Officer)

W. Humphrey Bogart*	Trustee	February 2, 2007
W. Humphrey Bogart

Brenda A. Cline*	Trustee	February 2, 2007
Brenda A. Cline

Alan D. Feld*	Trustee	February 2, 2007
Alan D. Feld

Richard A. Massman*	Trustee	February 2, 2007
Richard A. Massman

Stephen D. O’Sullivan*	Trustee	February 2, 2007
Stephen D. O’Sullivan

R. Gerald Turner*	Trustee	February 2, 2007
R. Gerald Turner

Kneeland Youngblood*	Trustee	February 2, 2007
Kneeland Youngblood

*By	/s/ William F. Quinn
William F. Quinn, Attorney-In-Fact